UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JUNE 30, 2015

Item 1. Reports to Stockholders

                        The semi-annual report to stockholders follows

First Investors

# SEMI-ANNUAL REPORT

**LIFE SERIES FUNDS**

- Cash Management
- Equity Income
- Fund For Income
- Government
- Growth & Income
- International
- Investment Grade
- Limited Duration High Quality Bond
- Opportunity
- Real Estate
- Select Growth
- Special Situations
- Target Maturity 2015
- Total Return

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*June 30, 2015*

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FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 40 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Equity & Bond Markets Overview
FIRST INVESTORS LIFE SERIES FUNDS

Dear Investor:

We are pleased to provide you with our report for the six-month period ended June 30, 2015 (“the review period”).

Economic Overview

For the second year in a row, first half U.S. economic growth was disappointing, although there were some bright spots. First quarter gross domestic product (“GDP”) in particular was weak at 0.6% due to several unexpected factors: the harsh winter, labor disputes at west coast ports, a decline in capital investments in the energy sector as a result of the fall in oil prices, and weaker exports because of the strong U.S. dollar.

GDP growth in the second quarter rebounded to 2.3% and the economy showed improvement in key areas. The unemployment rate declined to a post-recession low of 5.3% and housing starts rose to a post-recession high. Despite the decline in the unemployment rate, wage gains remained weak, a headwind to a more robust recovery. Inflation also remained subdued, in large part because of the decline in oil prices in the fourth quarter of last year, with consumer prices up only 0.1% year-over-year.

At the beginning of the year, the market expected the Federal Reserve (“the Fed”) to finally end its zero interest rate policy, which dates back to 2008, and raise interest rates in June. But the Fed took no action during the review period due to the unexpectedly weak economy in the first quarter. At this point, the Fed appears to want to raise rates later this year, with September the earliest likely date.

The Equity Market

Equities were mixed during the period under review. After an anemic January, the markets started to rally steadily, with gains during February, April and May. The environment was constructive and steady — with low volatility. However, after probing new highs in mid-May, equities saw their gains erode as June brought increased market volatility. Global economic events took center stage, as the deadline for a Greek debt resolution was fast approaching and weaker economic data flowing from China weighed on the markets. The S&P 500 ended the period up 1.23%, while the Dow Jones Industrial Average only managed to end fractionally higher at 0.03% and the NASDAQ Composite was up 6.0%.

Despite the uncertainties in Greece and China, the equity markets held their own during the six months ended June 30, fueled in part by underlying market fundamentals, robust merger and acquisition activity, and positive corporate earnings growth. Underlying corporate earnings were solid and are expected to grow about 7–10% in 2015, when adjusting for the strong U.S. dollar, which has appreciated significantly versus the other leading foreign currencies, most notably the euro, yen and British pound. Share repurchases and dividends continue to be popular uses of excess cash flow, as repurchase levels are at all-time highs and dividends are increasing at an 8% rate (S&P 500). Market valuations remain constructive, having moved towards

1

Equity & Bond Markets Overview (continued)
FIRST INVESTORS LIFE SERIES FUNDS

longer-term average levels — meaning stocks are neither cheap nor expensive. Robust merger and acquisition activity — deal flow is 30% versus the same period in 2014, especially in pharmaceuticals, and semiconductors — also helped support the market’s momentum.

With low interest rates, low gas prices, muted inflation, unemployment below the 50 year average, and lower consumer debt levels, individuals have more discretionary income to spend elsewhere. Two bright spots have been new auto and home sales, both of which were better-than-expected. June automobile sales were tracking at 17 million units per year, which is 2 million above the long-term average. Even though housing starts are rising, they are still below the historical average, which means they have room to grow. Retail sales are also positive, particularly for big ticket items.

Large-cap stocks underperformed small-caps for the period under review. This was mostly due to the strong U.S. dollar which makes products exported to other countries more expensive to purchase overseas, thereby hurting U.S. corporate sales. Small-cap stocks (fueled by technology and health care) were up 4.75% year-to-date, according to the Russell 2000 Index. Among styles, growth stocks outperformed value stocks within both the large-cap and small-cap categories.

Sector performance bounced around a bit during the semi-annual period. Utilities, Energy and Industrials were the weakest areas, impacted by rising interest rates, falling oil prices and the strong U.S. currency. Health Care and Consumer Discretionary were the best performing sectors, posting gains of 8.7% and 6.0%, respectively — helped by mergers and acquisitions and robust consumer confidence.

On the international side, despite concerns in Greece, slowing growth in China, and deflation in Japan and Europe, the MSCI EAFE Index returned 5.18% year-to-date. In local currency terms, the Index was up over 9%, proof that the U.S. dollar remains strong. The international markets still look solid, particularly Western Europe, notably Germany, and the United Kingdom, Japan and several emerging markets, which are showing improvement. Even though China was weak in May and June, it is still up about 10% for the year; however, growth there appears to be moderating, resulting in increased volatility in the neighboring Asian markets.

The Bond Market

Interest rates rose slightly during the review period, but it was really a tale of two quarters. The broad U.S. high grade bond market, as measured by the Bank of Ameri-ca Merrill Lynch U.S. Broad Market Index, returned 1.7% in the first quarter as the European Central Bank initiated quantitative easing – a program of buying bonds to stimulate the economy. This drove European bond yields to all-time historical lows, pulling down U.S. interest rates, as well. Conversely, in the second quarter, European bond yields spiked higher, followed by U.S. yields, and the broad U.S. bond market fell 1.7%, the fourth worst quarter in 20 years.

2

Consequently, for the review period, the broad U.S. bond market returned –0.06%. The benchmark 10-year U.S. Treasury note yield rose from 2.17% to 2.35%. The two-year Treasury note yield, which is very sensitive to changes in the Fed’s policy, was almost unchanged, moving from 0.67% to 0.65%.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

July 31, 2015

The Funds are only available through the purchase of variable life insurance policies and variable annuity contracts issued by First Investors Life Insurance Company. The reports do not reflect the additional expenses and charges that are applicable to variable life insurance policies and variable annuity contracts.

This Equity & Bond Markets Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The views expressed in this Overview reflect those views of the Director of Equities and Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. This Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in variable life and annuity sub-accounts. For all subaccounts, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For stock subaccounts, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock subaccounts such as small-cap, global or international funds. For bond subaccounts, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. There are also special risks associated with investing in certain types of bond subaccounts, including liquidity risk and prepayment and extension risk. You should consult your prospectus for a precise explanation of the risks associated with your subaccounts.

3

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2015, and held for the entire six-month period ended June 30, 2015. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expense Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Expense Examples
Actual	$1,000.00	$1,000.00	$0.50
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,024.29	$0.50

* Expenses are equal to the annualized expense ratio of .10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

5

Portfolio of Investments
CASH MANAGEMENT FUND
June 30, 2015

Principal		Interest
Amount	Security	Rate*	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—39.4%
	Federal Farm Credit Bank:
$300M	7/15/2015	0.10%	$ 299,988
300M	7/27/2015	0.12	299,974
	Federal Home Loan Bank:
300M	8/3/2015	0.11	299,971
400M	8/12/2015	0.07	399,967
300M	8/26/2015	0.10	299,956
263M	10/1/2015	0.10	262,933
225M	11/12/2015	0.14	224,883
406M	11/27/2015	0.15	405,748
216M	12/15/2015	0.22	215,780
Total Value of U.S. Government Agency Obligations (cost $2,709,200)			2,709,200
	CORPORATE NOTES—33.4%
300M	Abbott Laboratories, 9/1/2015 (a)	0.12	299,938
350M	Apple, Inc., 7/23/2015 (a)	0.09	349,981
350M	Coca-Cola Co., 10/30/2015 (a)	0.23	349,729
300M	Google, Inc., 7/8/2015 (a)	0.11	299,994
350M	Johnson & Johnson, 9/14/2015 (a)	0.10	349,927
300M	Pfizer, Inc., 8/3/2015 (a)	0.14	299,961
350M	Wal-Mart Stores, Inc., 7/31/2015 (a)	0.10	349,971
Total Value of Corporate Notes (cost $2,299,501)			2,299,501
	VARIABLE AND FLOATING RATE NOTES—17.5%
	Federal Farm Credit Bank:
200M	11/20/2015	0.12	199,996
400M	4/20/2016	0.26	400,392
250M	Federal Home Loan Bank, 4/20/2016	0.14	250,010
350M	Mississippi Business Finance Corp.
	(Chevron USA, Inc.), 11/1/2035	0.02	350,000
Total Value of Variable and Floating Rate Notes (cost $1,200,398)			1,200,398

6

Principal			Interest
Amount	Security		Rate*	Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—14.5%
	U.S. Treasury Bills:
$500M	7/23/2015		0.05%	$ 499,985
500M	9/17/2015		0.14	499,846
Total Value of Short-Term U.S. Government Obligations (cost $999,831)				999,831
Total Value of Investments (cost $7,208,930)**		104.8%		7,208,930
Excess Of Liabilities Over Other Assets		(4.8)		(330,649)
Net Assets		100.0%		$ 6,878,281

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2015.
**	Aggregate cost for federal income tax purposes is the same.
(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 5).

7

Portfolio of Investments (continued)
CASH MANAGEMENT FUND
June 30, 2015

The Fund’s asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2015

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$2,709,200	$—	$2,709,200
Corporate Notes	—	2,299,501	—	2,299,501
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	—	850,398	—	850,398
Municipal Bonds	—	350,000	—	350,000
Short-Term U.S. Government
Obligations	—	999,831	—	999,831
Total Investments in Securities	$—	$7,208,930	$—	$7,208,930

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

8	See notes to financial statements

Fund Expenses (unaudited)
EQUITY INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Expense Examples
Actual	$1,000.00	$1,006.04	$4.08
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.72	$4.11

* Expenses are equal to the annualized expense ratio of .82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

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Portfolio of Investments
EQUITY INCOME FUND
June 30, 2015

Shares	Security	Value
	COMMON STOCKS—94.3%
	Consumer Discretionary—12.3%
23,700	American Eagle Outfitters, Inc.	$ 408,114
3,780	BorgWarner, Inc.	214,855
8,687	CBS Corporation – Class “B”	482,128
24,350	Comcast Corporation – Special Shares “A”	1,459,539
6,600	CST Brands, Inc.	257,796
9,500	Delphi Automotive, PLC	808,355
38,150	Ford Motor Company	572,632
34,400	Hanesbrands, Inc.	1,146,208
4,050	Harman International Industries, Inc.	481,707
8,050	Home Depot, Inc.	894,597
11,400	Johnson Controls, Inc.	564,642
8,350	Lear Corporation	937,371
6,900	McDonald’s Corporation	655,983
15,600	Newell Rubbermaid, Inc.	641,316
47,100	Regal Entertainment Group – Class “A”	984,861
12,716	Time Warner, Inc.	1,111,506
10,300	Tupperware Brands Corporation	664,762
5,200	Walt Disney Company	593,528
3,700	Whirlpool Corporation	640,285
		13,520,185
	Consumer Staples—8.7%
35,200	Altria Group, Inc.	1,721,632
15,100	Coca-Cola Company	592,373
14,600	CVS Health Corporation	1,531,248
3,850	Dr. Pepper Snapple Group, Inc.	280,665
4,500	Kimberly-Clark Corporation	476,865
5,566	Kraft Foods Group, Inc.	473,889
12,500	Nu Skin Enterprises, Inc. – Class “A”	589,125
12,000	PepsiCo, Inc.	1,120,080
15,900	Philip Morris International, Inc.	1,274,703
13,700	Procter & Gamble Company	1,071,888
6,500	Wal-Mart Stores, Inc.	461,045
		9,593,513

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Shares		Security	Value
		Energy—8.1%
13,300	*	Black Stone Minerals, LP	$ 229,026
14,200		Chevron Corporation	1,369,874
19,250		ConocoPhillips	1,182,142
9,100		Devon Energy Corporation	541,359
18,100		Enable Midstream Partners, LP	289,238
12,700		ExxonMobil Corporation	1,056,640
9,400		Halliburton Company	404,858
15,000		Marathon Oil Corporation	398,100
14,200		Marathon Petroleum Corporation	742,802
14,100		Occidental Petroleum Corporation	1,096,557
12,500		Royal Dutch Shell, PLC – Class “A” (ADR)	712,625
8,700		Suncor Energy, Inc.	239,424
11,800		Williams Companies, Inc.	677,202
			8,939,847
		Financials—19.1%
10,000		ACE, Ltd.	1,016,800
27,900		AllianceBernstein Holding, LP	823,887
6,650		American Express Company	516,838
3,150		Ameriprise Financial, Inc.	393,529
21,900		Bank of New York Mellon Corporation	919,143
28,950		Berkshire Hills Bancorp, Inc.	824,496
37,300		Brixmor Property Group, Inc. (REIT)	862,749
12,300		Chesapeake Lodging Trust (REIT)	374,904
6,372		Chubb Corporation	606,232
12,350		Discover Financial Services	711,607
47,270		Financial Select Sector SPDR Fund (ETF)	1,152,443
10,500		Invesco, Ltd.	393,645
18,100		iShares S&P U.S. Preferred Stock Index Fund (ETF)	708,977
6,600		iShares U.S. Real Estate ETF (ETF)	470,580
24,400		JPMorgan Chase & Company	1,653,344
29,600		MetLife, Inc.	1,657,304
16,700		Oritani Financial Corporation	268,035
24,410		Outfront Media, Inc.	616,108
10,000		PNC Financial Services Group, Inc.	956,500
7,000		Select Income REIT (REIT)	144,480
11,400		SPDR S&P Regional Banking (ETF)	503,424
47,500		Sterling Bancorp	698,250
5,400		Travelers Companies, Inc.	521,964
19,700		U.S. Bancorp	854,980

11

Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2015

Shares		Security	Value
		Financials (continued)
30,100		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	$ 562,268
34,950		Wells Fargo & Company	1,965,588
58,300		WP Glimcher, Inc. (REIT)	788,799
			20,966,874
		Health Care—13.6%
8,200		Abbott Laboratories	402,456
19,300		AbbVie, Inc.	1,296,767
2,270	*	Allergan, PLC	688,854
8,500		Baxter International, Inc.	594,405
5,700		Gilead Sciences, Inc.	667,356
10,050		GlaxoSmithKline, PLC (ADR)	418,583
18,250		Johnson & Johnson	1,778,645
4,210		McKesson Corporation	946,450
9,512		Medtronic, PLC	704,839
35,120		Merck & Company, Inc.	1,999,382
13,200		Omnicare, Inc.	1,244,100
3,050		Perrigo Company, PLC	563,732
76,885		Pfizer, Inc.	2,577,954
4,950		Thermo Fisher Scientific, Inc.	642,312
9,990		Zoetis, Inc.	481,718
			15,007,553
		Industrials—11.4%
5,400		3M Company	833,220
9,000		A.O. Smith Corporation	647,820
6,961		ADT Corporation	233,681
9,100		Altra Industrial Motion Corporation	247,338
7,700		Eaton Corporation, PLC	519,673
2,900		G&K Services, Inc. – Class “A”	200,506
5,750	*	Generac Holdings, Inc.	228,563
3,400		General Dynamics Corporation	481,746
75,430		General Electric Company	2,004,175
4,800		Greenbrier Companies, Inc.	224,880
11,800		Honeywell International, Inc.	1,203,246
7,600		Industrial Select Sector SPDR Fund (ETF)	410,856
17,250		ITT Corporation	721,740
12,300		KAR Auction Services, Inc.	460,020
3,680		Lockheed Martin Corporation	684,112
12,400		Nielsen NV	555,148
3,850		Snap-On, Inc.	613,113

12

Shares	Security	Value
	Industrials (continued)
12,125	Tyco International, PLC	$ 466,570
8,000	United Parcel Service, Inc. – Class “B”	775,280
9,000	United Technologies Corporation	998,370
		12,510,057
	Information Technology—9.8%
11,490	Apple, Inc.	1,441,133
4,150	Automatic Data Processing, Inc.	332,954
4,700	Avago Technologies, Ltd.	624,771
55,700	Cisco Systems, Inc.	1,529,522
17,300	EMC Corporation	456,547
46,600	Intel Corporation	1,417,339
13,550	Intersil Corporation – Class “A”	169,511
11,600	Juniper Networks, Inc.	301,252
11,700	Lexmark International Group, Inc. – Class “A”	517,140
19,850	Mentor Graphics Corporation	524,636
9,000	Methode Electronics, Inc.	247,050
7,600	Microchip Technology, Inc.	360,430
41,850	Microsoft Corporation	1,847,678
8,100	QUALCOMM, Inc.	507,303
7,500	TE Connectivity, Ltd.	482,250
		10,759,516
	Materials—3.8%
7,100	Cytec Industries, Inc.	429,763
18,350	Dow Chemical Company	938,969
8,990	DuPont (E.I.) de Nemours & Company	574,910
18,200	International Paper Company	866,138
6,400	LyondellBasell Industries NV – Class “A”	662,528
10,500	MeadWestvaco Corporation	495,495
8,400	Olin Corporation	226,380
		4,194,183
	Telecommunication Services—3.1%
40,160	AT&T, Inc.	1,426,483
43,200	Verizon Communications, Inc.	2,013,552
		3,440,035

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Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2015

Shares or
Principal
Amount	Security	Value
	Utilities—4.4%
12,250	American Electric Power Company, Inc.	$ 648,882
25,800	CenterPoint Energy, Inc.	490,974
7,550	Dominion Resources, Inc.	504,868
7,700	Duke Energy Corporation	543,774
12,400	Exelon Corporation	389,608
5,700	NextEra Energy, Inc.	558,771
9,300	Portland General Electric Company	308,388
29,400	PPL Corporation	866,418
14,400	Vectren Corporation	554,112
		4,865,795
Total Value of Common Stocks (cost $76,361,088)		103,797,558
	PREFERRED STOCKS—1.8%
	Financials—1.4%
200	Citizens Financial Group, Inc., Series A, 5.5%, 2049	194,875
11,400	Digital Realty Trust, Inc., Series G, 5.875%, 2049 (REIT)	269,610
21,200	JPMorgan Chase & Co., Series Y, 6.125%, 2020	528,092
	Urstadt Biddle Properties, Inc. (REIT):
9,000	Series F, 7.125%, 2049	236,340
11,000	Series G, 6.75%, 2049	291,280
		1,520,197
	Health Care—.4%
400	Allergan, PLC, Series A, 5.5%, 2018	417,032
Total Value of Preferred Stocks (cost $1,918,699)		1,937,229
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.7%
$1,900M	Federal Home Loan Bank, 0.045%, 8/18/2015 (cost $1,899,886)	1,899,924
Total Value of Investments (cost $80,179,673)	97.8%	107,634,711
Other Assets, Less Liabilities	2.2	2,395,878
Net Assets	100.0%	$ 110,030,589

* Non-income producing

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

14

The Fund’s asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$103,797,558	$—	$—	$103,797,558
Preferred Stocks	1,937,229	—	—	1,937,229
Short-Term U.S. Government
Agency Obligations	—	1,899,924	—	1,899,924
Total Investments in Securities*	$105,734,787	$1,899,924	$—	$107,634,711

* The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	15

Fund Expenses (unaudited)
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Expense Examples
Actual	$1,000.00	$1,026.80	$4.32
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.53	$4.31

* Expenses are equal to the annualized expense ratio of .86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

16

Portfolio of Investments
FUND FOR INCOME
June 30, 2015

Principal
Amount	Security	Value
	CORPORATE BONDS—89.6%
	Aerospace/Defense—.7%
	Meccanica Holdings USA, Inc.:
$475M	6.25%, 7/15/2019 (a)	$ 510,625
150M	7.375%, 7/15/2039 (a)	162,375
		673,000
	Automotive—3.9%
	American Axle & Manufacturing, Inc.:
400M	6.25%, 3/15/2021	422,000
250M	6.625%, 10/15/2022	263,750
175M	Asbury Automotive Group, Inc., 6%, 12/15/2024	182,875
100M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	102,375
250M	Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023 (a)	245,675
	General Motors Co.:
225M	4.875%, 10/2/2023	238,336
200M	6.25%, 10/2/2043	223,892
225M	5.2%, 4/1/2045	223,686
650M	Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020 (a)	669,500
325M	Group 1 Automotive, Inc., 5%, 6/1/2022	325,000
425M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023 (a)(b)	426,063
75M	Oshkosh Corp., 5.375%, 3/1/2022	77,063
325M	Schaeffler Finance BV, 4.75%, 5/15/2021 (a)	328,250
150M	ZF North America Capital, Inc., 4%, 4/29/2020 (a)	150,375
		3,878,840
	Building Materials—1.8%
	Building Materials Corp.:
750M	6.75%, 5/1/2021 (a)	784,687
350M	5.375%, 11/15/2024 (a)	345,397
200M	Cemex SAB de CV, 9.5%, 6/15/2018 (a)	221,000
425M	Griffon Corp., 5.25%, 3/1/2022	424,469
		1,775,553
	Chemicals—1.3%
325M	Platform Specialty Products Corp., 6.5%, 2/1/2022 (a)	337,188
200M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	179,500
550M	TPC Group, Inc., 8.75%, 12/15/2020 (a)	511,500
	W.R. Grace & Co.:
175M	5.125%, 10/1/2021 (a)	176,750
75M	5.625%, 10/1/2024 (a)	76,219
		1,281,157

17

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2015

Principal
Amount	Security	Value
	Consumer Non-Durables—2.5%
$375M	Levi Strauss & Co., 6.875%, 5/1/2022	$ 402,188
	Reynolds Group Issuer, Inc.:
300M	7.125%, 4/15/2019	309,375
775M	5.75%, 10/15/2020	796,313
	Spectrum Brands Escrow Corp.:
300M	6.375%, 11/15/2020	318,750
175M	6.625%, 11/15/2022	187,250
450M	Wolverine World Wide, Inc., 6.125%, 10/15/2020	479,250
		2,493,126
	Energy—11.9%
	AmeriGas Finance, LLC:
50M	6.75%, 5/20/2020	52,875
175M	7%, 5/20/2022	186,375
	Antero Resources Finance Corp.:
100M	6%, 12/1/2020	101,000
125M	5.375%, 11/1/2021	120,625
	Berry Petroleum Co.:
90M	6.75%, 11/1/2020	71,550
300M	6.375%, 9/15/2022	235,500
75M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022 (a)	77,625
	California Resources Corp.:
150M	5%, 1/15/2020	132,750
150M	5.5%, 9/15/2021	131,280
225M	6%, 11/15/2024	194,625
	Calumet Specialty Products Partners, LP:
225M	6.5%, 4/15/2021	222,750
75M	7.625%, 1/15/2022	76,875
300M	7.75%, 4/15/2023 (a)	309,750
	Chesapeake Energy Corp.:
525M	7.25%, 12/15/2018	543,375
125M	6.625%, 8/15/2020	122,500
250M	6.875%, 11/15/2020	245,000
200M	5.75%, 3/15/2023	182,000
25M	Concho Resources, Inc., 5.5%, 4/1/2023	25,125
	CONSOL Energy, Inc.:
500M	8.25%, 4/1/2020	501,875
175M	5.875%, 4/15/2022	149,625
	Crestwood Midstream Partners, LP:
350M	6%, 12/15/2020	364,000
50M	6.25%, 4/1/2023 (a)	52,250

18

Principal
Amount	Security	Value
	Energy (continued)
	Denbury Resources, Inc.:
$150M	6.375%, 8/15/2021	$ 144,750
275M	5.5%, 5/1/2022	246,812
250M	Eclipse Resources Corp., 8.875%, 7/15/2023 (a)(b)	242,450
	Energy XXI Gulf Coast, Inc.:
300M	11%, 3/15/2020 (a)	264,000
50M	7.5%, 12/15/2021	16,375
225M	Exterran Partners, LP, 6%, 10/1/2022	214,875
175M	Ferrellgas Partners, LP, 6.75%, 6/15/2023 (a)	176,750
250M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021	248,750
150M	Genesis Energy, LP, 6%, 5/15/2023	150,450
300M	Gibson Energy, Inc., 6.75%, 7/15/2021 (a)	311,250
250M	Hilcorp Energy I, 5.75%, 10/1/2025 (a)	241,250
250M	Laredo Petroleum, Inc., 5.625%, 1/15/2022	248,750
	Legacy Reserves, LP:
400M	8%, 12/1/2020	350,000
400M	6.625%, 12/1/2021	326,000
	Linn Energy, LLC:
75M	6.5%, 5/15/2019	60,938
225M	6.25%, 11/1/2019	177,188
225M	MarkWest Energy Partners, LP, 4.875%, 12/1/2024	221,063
100M	Matador Resources Co., 6.875%, 4/15/2023 (a)	102,625
375M	Memorial Production Partners, LP, 7.625%, 5/1/2021	359,063
285M	Northern Blizzard Resources, Inc., 7.25%, 2/1/2022 (a)	273,600
	NuStar Logistics, LP:
50M	4.8%, 9/1/2020	50,750
200M	6.75%, 2/1/2021	216,002
200M	Rain CII Carbon, LLC, 8.25%, 1/15/2021 (a)	195,500
300M	Rex Energy Corp., 6.25%, 8/1/2022	238,500
100M	Rice Energy, Inc., 7.25%, 5/1/2023 (a)	103,000
400M	RKI Exploration and Production, LLC, 8.5%, 8/1/2021 (a)	398,000
	Sabine Pass Liquefaction, LLC:
500M	6.25%, 3/15/2022	520,000
225M	5.625%, 4/15/2023	225,351
325M	5.75%, 5/15/2024	325,406
250M	5.625%, 3/1/2025 (a)	248,438
	SM Energy Co.:
150M	6.5%, 11/15/2021	157,125
125M	5.625%, 6/1/2025	124,038
57M	Suburban Propane Partners, LP, 7.375%, 8/1/2021	61,133

19

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2015

Principal
Amount	Security	Value
	Energy (continued)
$100M	Tesoro Logistics, LP, 6.25%, 10/15/2022 (a)	$ 104,000
125M	Ultra Petroleum Corp., 5.75%, 12/15/2018 (a)	120,625
425M	Unit Corp., 6.625%, 5/15/2021	414,375
		11,978,512
	Financials—5.0%
	Ally Financial, Inc.:
525M	6.25%, 12/1/2017	561,750
175M	4.75%, 9/10/2018	180,906
488M	8%, 3/15/2020	575,840
175M	8%, 11/1/2031	210,219
350M	Argos Merger Sub, Inc., 7.125%, 3/15/2023 (a)	367,500
674M	Consolidated Energy Finance SA, 6.75%, 10/15/2019 (a)	687,480
	General Motors Financial Co., Inc.:
75M	3.25%, 5/15/2018	76,758
150M	4.375%, 9/25/2021	156,108
300M	4.25%, 5/15/2023	304,062
	International Lease Finance Corp.:
375M	8.75%, 3/15/2017	411,229
950M	8.25%, 12/15/2020	1,130,500
125M	Nielsen Co., (Luxembourg) Sarl, 5.5%, 10/1/2021 (a)	126,719
250M	Quicken Loans, Inc., 5.75%, 5/1/2025 (a)	240,000
		5,029,071
	Food/Beverage/Tobacco—2.6%
325M	Barry Callebaut Services SA, 5.5%, 6/15/2023 (a)	347,337
	Constellation Brands, Inc.:
75M	4.25%, 5/1/2023	74,062
125M	4.75%, 11/15/2024	125,625
275M	Dean Foods Co., 6.5%, 3/15/2023 (a)	281,187
125M	H.J. Heinz Co., 4.25%, 10/15/2020	127,656
400M	JBS Investments GmbH, 7.25%, 4/3/2024 (a)	415,000
	JBS USA, LLC:
150M	7.25%, 6/1/2021 (a)	158,812
150M	5.875%, 7/15/2024 (a)	151,313
200M	5.75%, 6/15/2025 (a)	198,190
100M	Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (a)	101,250

20

Principal
Amount	Security	Value
	Food/Beverage/Tobacco (continued)
$ 50M	Smithfield Foods, Inc., 6.625%, 8/15/2022	$ 53,563
450M	Sun Merger Sub, Inc., 5.875%, 8/1/2021 (a)	465,750
100M	Treehouse Foods, Inc., 4.875%, 3/15/2022	101,000
		2,600,745
	Food/Drug—.4%
200M	BI-LO, LLC, 8.625%, 9/15/2018 (a)	186,000
225M	Rite Aid Corp., 6.125%, 4/1/2023 (a)	232,594
		418,594
	Forest Products/Containers—3.9%
225M	Ardagh Packaging Finance, PLC, 6%, 6/30/2021 (a)	225,562
250M	Ball Corp., 5.25%, 7/1/2025	247,500
250M	Berry Plastics Corp., 5.125%, 7/15/2023	244,375
	CROWN Americas, LLC:
75M	6.25%, 2/1/2021	78,562
300M	4.5%, 1/15/2023	284,814
150M	Graphic Packaging International, Inc., 4.875%, 11/15/2022	151,125
450M	Greif, Inc., 7.75%, 8/1/2019	502,875
	Mercer International, Inc.:
50M	7%, 12/1/2019	52,500
200M	7.75%, 12/1/2022	216,000
	Owens-Brockway Glass Container, Inc.:
75M	5%, 1/15/2022 (a)	74,344
250M	5.375%, 1/15/2025 (a)	245,313
275M	Resolute Forest Products, Inc., 5.875%, 5/15/2023	251,625
	Sealed Air Corp.:
625M	6.5%, 12/1/2020 (a)	692,188
175M	4.875%, 12/1/2022 (a)	173,031
500M	Silgan Holdings, Inc., 5%, 4/1/2020	516,250
		3,956,064
	Gaming/Leisure—3.3%
375M	24 Hour Holdings III, LLC, 8%, 6/1/2022 (a)	302,813
225M	AMC Entertainment, Inc., 5.75%, 6/15/2025 (a)	221,062
250M	GLP Capital, LP, 4.875%, 11/1/2020	255,625
175M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021	182,647
	International Game Technology, PLC:
200M	5.625%, 2/15/2020 (a)	196,500
200M	6.25%, 2/15/2022 (a)	192,000
200M	6.5%, 2/15/2025 (a)	186,000

21

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2015

Principal
Amount	Security	Value
	Gaming/Leisure (continued)
$300M	National CineMedia, LLC, 7.875%, 7/15/2021	$ 315,750
250M	NCL Corp., Ltd., 5.25%, 11/15/2019 (a)	257,188
225M	Regal Entertainment Group, 5.75%, 3/15/2022	228,364
450M	Scientific Games International, Inc., 6.625%, 5/15/2021	351,000
450M	Six Flags Entertainment Corp., 5.25%, 1/15/2021 (a)	462,375
150M	Viking Cruises, Ltd., 6.25%, 5/15/2025 (a)	149,625
		3,300,949
	Health Care—9.6%
	Community Health Systems, Inc.:
250M	5.125%, 8/15/2018	256,875
425M	8%, 11/15/2019	448,906
475M	7.125%, 7/15/2020	504,450
250M	Concordia Healthcare, 7%, 4/1/2022 (a)	257,812
	DaVita HealthCare Partners, Inc.:
250M	5.125%, 7/15/2024	246,250
125M	5%, 5/1/2025	120,625
	Endo Finance, LLC:
225M	6%, 7/15/2023 (a)(b)	230,344
525M	5.75%, 1/15/2022 (a)	532,875
575M	7.25%, 1/15/2022 (a)	613,094
	Fresenius Medical Care U.S. Finance II, Inc.:
150M	5.625%, 7/31/2019 (a)	162,937
75M	4.125%, 10/15/2020 (a)	76,312
100M	4.75%, 10/15/2024 (a)	99,500
	HCA, Inc.:
75M	8%, 10/1/2018	87,187
800M	6.5%, 2/15/2020	896,000
250M	6.25%, 2/15/2021	270,000
50M	5.375%, 2/1/2025	50,940
	HealthSouth Corp.:
288M	7.75%, 9/15/2022	302,040
175M	5.125%, 3/15/2023	174,562
100M	5.75%, 11/1/2024	102,500
155M	IMS Health, Inc., 6%, 11/1/2020 (a)	160,037
300M	Kindred Escrow Corp. II, 8.75%, 1/15/2023 (a)	327,000
	Mallinckrodt Finance SB:
100M	4.875%, 4/15/2020 (a)	102,130
225M	5.75%, 8/1/2022 (a)	230,906
75M	5.5%, 4/15/2025 (a)	73,031
100M	NBTY, Inc., 9%, 10/1/2018	103,625

22

Principal
Amount	Security	Value
	Health Care (continued)
	Tenet Healthcare Corp.:
$450M	6.75%, 2/1/2020	$ 471,938
425M	6%, 10/1/2020	454,219
125M	6.75%, 6/15/2023 (a)	127,656
89M	Universal Hospital Services, Inc., 7.625%, 8/15/2020	82,770
	Valeant Pharmaceuticals International, Inc.:
275M	6.75%, 8/15/2018 (a)	288,922
600M	6.375%, 10/15/2020 (a)	633,375
150M	5.625%, 12/1/2021 (a)	153,750
100M	5.5%, 3/1/2023 (a)	101,250
200M	5.875%, 5/15/2023 (a)	205,500
75M	6.125%, 4/15/2025 (a)	77,344
625M	WellCare Health Plans, Inc., 5.75%, 11/15/2020	652,344
		9,679,006
	Information Technology—4.3%
125M	Activision Blizzard, Inc., 5.625%, 9/15/2021 (a)	131,250
	Advanced Micro Devices, Inc.:
50M	6.75%, 3/1/2019	45,625
425M	7.5%, 8/15/2022	377,187
100M	Anixter, Inc., 5.125%, 10/1/2021	102,125
	Audatex North America, Inc.:
725M	6%, 6/15/2021 (a)	747,656
225M	6.125%, 11/1/2023 (a)	232,031
375M	Belden, Inc., 5.5%, 9/1/2022 (a)	374,062
325M	CommScope Technologies Finance, LLC, 6%, 6/15/2025 (a)	324,594
650M	Denali Borrower, LLC, 5.625%, 10/15/2020 (a)	684,937
450M	IAC/InterActiveCorp, 4.875%, 11/30/2018	465,750
	Micron Technology, Inc.:
150M	5.875%, 2/15/2022	153,188
375M	5.5%, 2/1/2025 (a)	352,313
175M	Open Text Corp., 5.625%, 1/15/2023 (a)	173,688
125M	Sensata Technologies BV, 5%, 10/1/2025 (a)	122,031
		4,286,437
	Manufacturing—2.5%
325M	Amkor Technology, Inc., 6.375%, 10/1/2022	330,281
400M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021 (a)	374,000
515M	Case New Holland, Inc., 7.875%, 12/1/2017	566,500
325M	Dematic SA, 7.75%, 12/15/2020 (a)	338,812

23

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2015

Principal
Amount	Security	Value
	Manufacturing (continued)
$300M	EDP Finance BV, 6%, 2/2/2018 (a)	$ 322,158
225M	EnPro Industries, Inc., 5.875%, 9/15/2022	230,062
375M	H&E Equipment Services, Inc., 7%, 9/1/2022	388,594
		2,550,407
	Media-Broadcasting—2.6%
	Belo Corp.:
100M	7.75%, 6/1/2027	110,750
25M	7.25%, 9/15/2027	26,375
100M	Media General Financial Sub, 5.875%, 11/15/2022 (a)	101,500
425M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	452,094
	Sinclair Television Group, Inc.:
475M	5.375%, 4/1/2021	480,344
225M	6.375%, 11/1/2021	233,438
	Sirius XM Radio, Inc.:
375M	5.75%, 8/1/2021 (a)	386,719
250M	6%, 7/15/2024 (a)	253,125
175M	5.375%, 4/15/2025 (a)	169,313
375M	Tribune Media Co., 5.875%, 7/15/2022 (a)	378,750
		2,592,408
	Media-Cable TV—7.4%
325M	Altice Financing SA, 6.625%, 2/15/2023 (a)	323,472
225M	Altice U.S. Financing SA, 7.75%, 7/15/2025 (a)	216,562
150M	Cable One, Inc., 5.75%, 6/15/2022 (a)	152,250
	Cablevision Systems Corp.:
350M	8.625%, 9/15/2017	382,375
375M	7.75%, 4/15/2018	405,937
	CCO Holdings, LLC:
102M	7%, 1/15/2019	106,080
175M	7.375%, 6/1/2020	185,281
75M	5.25%, 3/15/2021	75,000
100M	5.125%, 2/15/2023	97,750
300M	5.875%, 5/1/2027 (a)	293,625
625M	Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020 (a)	623,125
	Clear Channel Worldwide Holdings, Inc.:
25M	7.625%, 3/15/2020 – Series “A”	25,906
550M	7.625%, 3/15/2020 – Series “B”	575,437
150M	6.5%, 11/15/2022 – Series “A”	154,312
250M	6.5%, 11/15/2022 – Series “B”	261,250

24

Principal
Amount	Security	Value
	Media-Cable TV (continued)
	DISH DBS Corp.:
$725M	7.875%, 9/1/2019	$ 805,837
125M	5%, 3/15/2023	115,937
250M	5.875%, 11/15/2024	240,781
400M	Gray Television, Inc., 7.5%, 10/1/2020	425,500
775M	Harron Communications, LP, 9.125%, 4/1/2020 (a)	840,875
300M	Midcontinent Communications Corp., 6.25%, 8/1/2021 (a)	307,500
	Numericable Group SA:
425M	6%, 5/15/2022 (a)	419,953
200M	6.25%, 5/15/2024 (a)	197,250
200M	VTR Finance BV, 6.875%, 1/15/2024 (a)	204,870
		7,436,865
	Media-Diversified—.6%
	Gannett Co., Inc.:
225M	5.125%, 7/15/2020	231,469
225M	6.375%, 10/15/2023	235,125
175M	Lamar Media Corp., 5.375%, 1/15/2024	177,844
		644,438
	Metals/Mining—4.8%
	Alcoa, Inc.:
575M	6.15%, 8/15/2020	627,036
100M	5.125%, 10/1/2024	101,750
	Aleris International, Inc.:
100M	7.625%, 2/15/2018	103,000
550M	7.875%, 11/1/2020	573,375
	ArcelorMittal:
175M	6.125%, 6/1/2018	186,812
325M	10.6%, 6/1/2019	390,406
75M	6.25%, 3/1/2021	78,844
200M	Commercial Metals Co., 4.875%, 5/15/2023	189,000
250M	Constellium NV, 5.75%, 5/15/2024 (a)	223,750
600M	JMC Steel Group, 8.25%, 3/15/2018 (a)	551,250
225M	Kaiser Aluminum Corp., 8.25%, 6/1/2020	244,125
	Novelis, Inc.:
725M	8.375%, 12/15/2017	752,188
175M	8.75%, 12/15/2020	185,938

25

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2015

Principal
Amount	Security	Value
	Metals/Mining (continued)
	Steel Dynamics, Inc.:
$ 75M	5.125%, 10/1/2021	$ 75,525
100M	6.375%, 8/15/2022	105,125
125M	5.5%, 10/1/2024	125,313
250M	Wise Metals Group, LLC, 8.75%, 12/15/2018 (a)	265,313
		4,778,750
	Real Estate—.5%
	Communications Sales & Leasing, Inc.:
100M	6%, 4/15/2023 (a)	98,051
175M	8.25%, 10/15/2023 (a)	172,375
225M	Dupont Fabros Technology, LP, 5.625%, 6/15/2023	222,187
		492,613
	Retail-General Merchandise—1.7%
500M	Jo-Ann Stores, Inc., 8.125%, 3/15/2019 (a)	473,125
450M	Limited Brands, Inc., 8.5%, 6/15/2019	532,967
	Netflix, Inc.:
275M	5.5%, 2/15/2022 (a)	285,313
125M	5.875%, 2/15/2025 (a)	130,014
300M	Party City Holdings, Inc., 8.875%, 8/1/2020	321,750
		1,743,169
	Services—6.1%
	ADT Corp.:
575M	3.5%, 7/15/2022	523,250
50M	4.125%, 6/15/2023	47,000
	Aecom Technology Corp.:
125M	5.75%, 10/15/2022 (a)	126,875
225M	5.875%, 10/15/2024 (a)	228,656
400M	Ashtead Capital, Inc., 6.5%, 7/15/2022 (a)	426,000
250M	CEB, Inc., 5.625%, 6/15/2023 (a)	251,875
325M	CoreLogic, Inc., 7.25%, 6/1/2021	345,312
	Covanta Holding Corp.:
125M	7.25%, 12/1/2020	131,719
300M	6.375%, 10/1/2022	315,375
	Geo Group, Inc.:
175M	5.875%, 1/15/2022	182,875
175M	5.125%, 4/1/2023	175,437
175M	5.875%, 10/15/2024	181,125
75M	IHS, Inc., 5%, 11/1/2022 (a)	74,812

26

Principal
Amount	Security	Value
	Services (continued)
	Iron Mountain, Inc.:
$225M	7.75%, 10/1/2019	$ 235,687
650M	5.75%, 8/15/2024	652,844
650M	Live Nation Entertainment, Inc., 7%, 9/1/2020 (a)	693,875
500M	LKQ Corp., 4.75%, 5/15/2023	479,375
175M	Monitronics International, Inc., 9.125%, 4/1/2020	169,750
275M	PHH Corp., 7.375%, 9/1/2019	292,188
300M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023 (a)	313,500
300M	Safway Group Holding, LLC, 7%, 5/15/2018 (a)	308,187
		6,155,717
	Telecommunications—4.4%
	CenturyLink, Inc.:
100M	5.625%, 4/1/2020	100,500
700M	5.8%, 3/15/2022	671,125
175M	6.75%, 12/1/2023	176,203
	Citizens Communications Co.:
575M	7.125%, 3/15/2019	596,562
200M	9%, 8/15/2031	183,000
175M	Frontier Communications Corp., 8.5%, 4/15/2020	183,400
175M	GCI, Inc., 6.75%, 6/1/2021	178,062
250M	Inmarsat Finance, PLC, 4.875%, 5/15/2022 (a)	241,875
	Sprint Capital Corp.:
175M	6.9%, 5/1/2019	178,938
375M	6.875%, 11/15/2028	323,438
	Wind Acquisition Finance SA:
275M	4.75%, 7/15/2020 (a)	271,563
675M	7.375%, 4/23/2021 (a)	684,281
	Windstream Corp.:
200M	7.875%, 11/1/2017	213,250
325M	7.75%, 10/15/2020	319,313
100M	6.375%, 8/1/2023	81,750
		4,403,260
	Transportation—1.6%
	Aircastle, Ltd.:
75M	4.625%, 12/15/2018	77,437
775M	6.25%, 12/1/2019	841,805
125M	American Airlines Group, Inc., 5.5%, 10/1/2019 (a)	126,250

27

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2015

Principal
Amount	Security	Value
	Transportation (continued)
	Fly Leasing, Ltd.:
$200M	6.75%, 12/15/2020	$ 206,500
275M	6.375%, 10/15/2021	279,125
103M	Mobile Mini, Inc., 7.875%, 12/1/2020	108,408
		1,639,525
	Utilities—2.4%
	AES Corp.:
75M	8%, 6/1/2020	87,000
275M	7.375%, 7/1/2021	303,187
200M	5.5%, 3/15/2024	193,500
275M	Dynegy Finance I/II, Inc., 7.375%, 11/1/2022 (a)	289,437
93M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020	106,977
400M	InterGen NV, 7%, 6/30/2023 (a)	358,000
200M	NRG Energy, Inc., 6.25%, 5/1/2024	199,500
373M	NSG Holdings, LLC, 7.75%, 12/15/2025 (a)	413,142
175M	Talen Energy Supply, LLC, 6.5%, 6/1/2025 (a)	175,219
225M	Terraform Power Operating, LLC, 5.875%, 2/1/2023 (a)	229,500
		2,355,462
	Waste Management—.3%
275M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020	286,000
	Wireless Communications—3.5%
	Level 3 Financing, Inc.:
350M	6.125%, 1/15/2021	367,920
75M	5.125%, 5/1/2023 (a)	73,219
75M	5.375%, 5/1/2025 (a)	72,375
450M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020	469,125
	Sprint Nextel Corp.:
100M	9.125%, 3/1/2017	108,500
175M	8.375%, 8/15/2017	189,875
600M	7%, 8/15/2020	597,000
275M	6%, 11/15/2022	251,969
	T-Mobile USA, Inc.:
450M	6.25%, 4/1/2021	462,375
450M	6.625%, 4/1/2023	468,563
275M	UPCB Finance IV, Ltd., 5.375%, 1/15/2025 (a)	263,863
158M	UPCB Finance V, Ltd., 7.25%, 11/15/2021 (a)	170,888
		3,495,672
Total Value of Corporate Bonds (cost $89,768,137)		89,925,340

28

Principal
Amount	Security	Value
	LOAN PARTICIPATIONS†—6.3%
	Aerospace/Defense—.4%
$444M	TransDigm, Inc., 3.75%, 2/28/2020	$ 440,763
	Automotive—.2%
223M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021	222,680
	Chemicals—.4%
351M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020	351,415
	Energy—.8%
500M	EP Energy, LLC, 3.5%, 5/24/2018	497,188
300M	Jonah Energy, LLC, 7.5%, 5/12/2021	283,875
		781,063
	Food/Drug—1.0%
269M	Albertson’s, Inc., 5.375%, 3/21/2019	270,772
430M	Rite Aid Corp., 4.875%, 6/21/2021	431,478
331M	Supervalu, Inc., 4.5%, 3/21/2019	332,520
		1,034,770
	Gaming/Leisure—.2%
221M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020	220,018
	Health Care—.9%
	Community Health Systems, Inc.:
88M	3.75%, 12/31/2019	87,935
162M	4%, 1/27/2021	162,100
500M	ConvaTec, Inc., 4.25%, 6/15/2020 (b)	500,313
100M	Sterigenics-Nordion Holdings, LLC, 4.25%, 5/15/2022	100,000
		850,348
	Information Technology—1.0%
234M	ARRIS Enterprises, Inc., 3.25%, 4/17/2020	234,004
431M	Avago Technologies Cayman, Ltd., 3.75%, 5/6/2021	431,585
375M	Dell International, LLC, 3.75%, 10/29/2018 (b)	375,390
		1,040,979
	Media-Diversified—.4%
426M	Tribune Media Co., 3.75%, 11/20/2020	425,900
	Retail-General Merchandise—.4%
444M	Restaurant Brands, Inc., 3.75%, 12/10/2021	444,253

29

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2015

Principal
Amount	Security	Value
	Services—.2%
$109M	Allied Security Holdings, LLC, 4.25%, 2/12/2021	$ 109,443
84M	Brickman Group, Ltd., LLC, 4%, 12/18/2020	83,518
		192,961
	Utilities—.4%
350M	Calpine Corp., 3.5%, 5/27/2022	348,162
Total Value of Loan Participations (cost $6,343,465)		6,353,312
	PASS-THROUGH CERTIFICATES—.7%
	Transportation
720M	American Airlines 13-2 B PTT, 5.6%, 1/15/2022 (cost $735,872) (a)	745,535
Total Value of Investments (cost $96,847,474)	96.6%	97,024,187
Other Assets, Less Liabilities	3.4	3,411,031
Net Assets	100.0%	$100,435,218

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).
(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).
†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2015.

Summary of Abbreviations:
PTT Pass-Through Trust

30

The Fund’s asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$89,925,340	$—	$89,925,340
Loan Participations	—	6,353,312	—	6,353,312
Pass-Through Certificates	—	745,535	—	745,535
Total Investments in Securities*	$—	$97,024,187	$—	$97,024,187

* The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	31

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Expense Examples
Actual	$1,000.00	$997.35	$3.81
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.97	$3.86

* Expenses are equal to the annualized expense ratio of .77%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

32

Portfolio of Investments
GOVERNMENT FUND
June 30, 2015

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—46.9%
	Fannie Mae—25.9%
$1,840M	3%, 7/1/2021 – 1/1/2045	$ 1,862,202
2,248M	3.5%, 11/1/2028 – 4/1/2045	2,333,754
2,366M	4%, 1/1/2041 – 7/14/2045 (a)	2,511,609
390M	4.5%, 11/1/2040 – 8/1/2041	423,379
477M	5.5%, 7/1/2034 – 10/1/2039	540,794
166M	9%, 11/1/2026	192,948
1M	11%, 10/1/2015	1,124
		7,865,810
	Freddie Mac—7.7%
683M	3.5%, 11/1/2042 – 10/1/2044	704,867
1,295M	4%, 11/1/2040 – 8/1/2044	1,372,651
245M	4.5%, 5/1/2044	264,232
		2,341,750
	Government National Mortgage Association I
	Program—13.3%
687M	4%, 11/15/2025 – 8/15/2041	734,098
1,275M	4.5%, 12/15/2039 – 6/15/2040	1,394,024
1,293M	5%, 6/15/2033 – 4/15/2040	1,454,593
231M	5.5%, 2/15/2033 – 1/15/2036	263,688
160M	6%, 11/15/2032 – 4/15/2036	183,732
		4,030,135
Total Value of Residential Mortgage-Backed Securities (cost $14,027,745)		14,237,695
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—28.7%
	Fannie Mae:
500M	0.875%, 5/21/2018	497,149
400M	0.875%, 8/28/2017	401,077
2,450M	1.625%, 11/27/2018	2,480,466
125M	1.75%, 11/26/2019	125,736
260M	2.625%, 9/6/2024	260,417
700M	Federal Farm Credit Bank, 4.875%, 1/17/2017	745,457
	Federal Home Loan Bank:
450M	1%, 5/21/2020	449,281
1,000M	1.6%, 7/30/2019	991,474
950M	5.375%, 5/18/2016	991,831

33

Portfolio of Investments (continued)
GOVERNMENT FUND
June 30, 2015

Principal
Amount	Security	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
	Freddie Mac:
$ 800M	0.875%, 3/7/2018	$ 797,431
1,000M	1.25%, 8/1/2019	989,767
Total Value of U.S. Government Agency Obligations (cost $8,903,261)		8,730,086
	U.S. GOVERNMENT OBLIGATIONS—15.3%
176M	FDA Queens, LP, 6.99%, 6/15/2017 (b)	185,745
650M	U.S. Treasury Bonds, 3%, 11/15/2044	635,933
	U.S. Treasury Notes:
800M	1.375%, 3/31/2020	792,187
320M	1.5%, 5/31/2020	318,275
240M	2%, 2/15/2025	233,194
640M	2.125%, 12/31/2021	645,050
355M	2.25%, 7/31/2021	361,739
400M	2.25%, 11/15/2024	397,594
1,080M	2.375%, 8/15/2024	1,085,907
Total Value of U.S. Government Obligations (cost $4,813,856)		4,655,624
	COMMERCIAL MORTGAGE-BACKED SECURITIES—4.8%
	Fannie Mae—3.1%
398M	2.996%, 11/1/2022	413,198
500M	3.84%, 5/1/2018	533,513
		946,711
	Federal Home Loan Mortgage Corporation—1.7%
500M	Multi-Family Structured Pass-Through, 2.13%, 1/25/2019	509,872
Total Value of Commercial Mortgage-Backed Securities (cost $1,476,212)		1,456,583
	COLLATERALIZED MORTGAGE
	OBLIGATIONS—2.0%
555M	Fannie Mae, 4%, 2/25/2025 (cost $598,387)	606,685
Total Value of Investments (cost $29,819,461)	97.7%	29,686,673
Other Assets, Less Liabilities	2.3	708,355

Net Assets	100.0%	$30,395,028

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

34

The Fund’s asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$—	$14,237,695	$—	$14,237,695
U.S. Government Agency
Obligations	—	8,730,086	—	8,730,086
U.S. Government Obligations	—	4,655,624	—	4,655,624
Commercial Mortgage-Backed
Securities	—	1,456,583	—	1,456,583
Collateralized Mortgage
Obligations	—	606,685	—	606,685
Total Investments in Securities	$—	$29,686,673	$—	$29,686,673

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	35

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Expense Examples
Actual	$1,000.00	$1,024.54	$3.92
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.92	$3.91

* Expenses are equal to the annualized expense ratio of .78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

36

Portfolio of Investments
GROWTH & INCOME FUND
June 30, 2015

Shares		Security	Value
		COMMON STOCKS—99.8%
		Consumer Discretionary—16.8%
132,800		American Eagle Outfitters, Inc.	$ 2,286,816
69,800		BorgWarner, Inc.	3,967,432
113,000		CBS Corporation – Class “B”	6,271,500
81,600		Delphi Automotive, PLC	6,943,344
69,400		Foot Locker, Inc.	4,650,494
159,900		Ford Motor Company	2,400,099
36,000		GNC Holdings, Inc. – Class “A”	1,601,280
66,400		Hanesbrands, Inc.	2,212,448
26,700		Harman International Industries, Inc.	3,175,698
48,200		Home Depot, Inc.	5,356,466
108,800	*	Jarden Corporation	5,630,400
97,000		Johnson Controls, Inc.	4,804,410
53,200		L Brands, Inc.	4,560,836
52,000		Lear Corporation	5,837,520
39,600		Magna International, Inc.	2,221,164
86,400		Newell Rubbermaid, Inc.	3,551,904
47,600		Penske Automotive Group, Inc.	2,480,436
99,700		Stein Mart, Inc.	1,043,859
60,700		Tupperware Brands Corporation	3,917,578
42,800		Walt Disney Company	4,885,192
20,700		Whirlpool Corporation	3,582,135
14,800		Wyndham Worldwide Corporation	1,212,268
			82,593,279
		Consumer Staples—8.6%
120,300		Altria Group, Inc.	5,883,873
67,500		Avon Products, Inc.	422,550
96,178		Coca-Cola Company	3,773,063
72,100		CVS Health Corporation	7,561,848
46,100		Delhaize Group (ADR)	951,043
39,900		Koninklijke Ahold NV (ADR)	752,913
100,000		Nu Skin Enterprises, Inc. – Class “A”	4,713,000
44,400		PepsiCo, Inc.	4,144,296
78,700		Philip Morris International, Inc.	6,309,379
28,000		Procter & Gamble Company	2,190,720
60,700		Tyson Foods, Inc. – Class “A”	2,587,641
42,650		Wal-Mart Stores, Inc.	3,025,164
			42,315,490

37

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2015

Shares	Security	Value
	Energy—7.4%
36,900	Anadarko Petroleum Corporation	$ 2,880,414
9,300	Chevron Corporation	897,171
61,500	ConocoPhillips	3,776,715
65,700	Devon Energy Corporation	3,908,493
33,300	Ensco, PLC – Class “A”	741,591
53,500	ExxonMobil Corporation	4,451,200
26,700	Hess Corporation	1,785,696
80,222	Marathon Oil Corporation	2,129,092
102,022	Marathon Petroleum Corporation	5,336,771
42,750	National Oilwell Varco, Inc.	2,063,970
24,800	Noble Corporation, PLC	381,672
26,700	Occidental Petroleum Corporation	2,076,459
30,650	Phillips 66	2,469,164
13,100	Schlumberger, Ltd.	1,129,089
93,607	Suncor Energy, Inc.	2,576,064
		36,603,561
	Financials—10.3%
67,306	American Express Company	5,231,022
37,700	Ameriprise Financial, Inc.	4,709,861
142,600	Brixmor Property Group, Inc. (REIT)	3,298,338
13,200	Citizens Financial Group, Inc.	360,492
53,643	Discover Financial Services	3,090,910
27,100	Financial Select Sector SPDR Fund (ETF)	660,698
16,000	iShares Core S&P Mid-Cap ETF (ETF)	2,399,680
31,800	iShares Russell 2000 ETF (ETF)	3,970,548
106,088	JPMorgan Chase & Company	7,188,523
15,200	Morgan Stanley	589,608
40,500	PNC Financial Services Group, Inc.	3,873,825
15,000	SPDR S&P 500 ETF Trust (ETF)	3,087,750
27,000	SPDR S&P Regional Banking (ETF)	1,192,320
105,808	Sunstone Hotel Investors, Inc. (REIT)	1,588,178
94,800	U.S. Bancorp	4,114,320
106,700	Urstadt Biddle Properties, Inc. – Class “A” (REIT)	1,993,156
63,267	Wells Fargo & Company	3,558,136
		50,907,365

38

Shares		Security	Value
		Health Care—19.1%
106,700		Abbott Laboratories	$ 5,236,836
89,400		AbbVie, Inc.	6,006,786
26,800	*	Allergan, PLC	8,132,728
46,730		Baxter International, Inc.	3,267,829
21,200		Cardinal Health, Inc.	1,773,380
43,222	*	Express Scripts Holding Company	3,844,165
111,800		Gilead Sciences, Inc.	13,089,544
39,900		Hill-Rom Holdings, Inc.	2,167,767
72,275		Johnson & Johnson	7,043,922
2,612	*	Mallinckrodt, PLC	307,485
18,900		McKesson Corporation	4,248,909
45,112		Medtronic, PLC	3,342,799
86,743		Merck & Company, Inc.	4,938,279
93,100	*	Mylan NV	6,317,766
31,900		Omnicare, Inc.	3,006,575
220,393		Pfizer, Inc.	7,389,777
55,500		Phibro Animal Health Corporation – Class “A”	2,161,170
69,543		Thermo Fisher Scientific, Inc.	9,023,900
65,200	*	VWR Corporation	1,742,796
28,072		Zoetis, Inc.	1,353,632
			94,396,045
		Industrials—10.4%
37,694		3M Company	5,816,184
73,100		Altra Industrial Motion Corporation	1,986,858
20,700		Caterpillar, Inc.	1,755,774
53,300	*	Generac Holdings, Inc.	2,118,675
66,896		General Electric Company	1,777,427
80,400		Greenbrier Companies, Inc.	3,766,740
56,000		Honeywell International, Inc.	5,710,320
60,000		ITT Corporation	2,510,400
5,600		Lockheed Martin Corporation	1,041,040
23,800		Nielsen NV	1,065,526
49,400		Ryder System, Inc.	4,316,078
24,000		Snap-On, Inc.	3,822,000
33,500	*	TAL International Group, Inc.	1,058,600
29,800		Textainer Group Holdings, Ltd.	775,098
94,400		Textron, Inc.	4,213,072
73,400		Tyco International, PLC	2,824,432

39

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2015

Shares		Security	Value
		Industrials (continued)
17,300	*	United Rentals, Inc.	$ 1,515,826
44,400		United Technologies Corporation	4,925,292
19,100	*	Univar, Inc.	497,173
			51,496,515
		Information Technology—19.8%
79,000		Apple, Inc.	9,908,575
86,900	*	ARRIS Group, Inc.	2,659,140
56,400		Avago Technologies, Ltd.	7,497,252
37,125		CDW Corporation	1,272,645
232,600		Cisco Systems, Inc.	6,387,196
26,900	*	eBay, Inc.	1,620,456
226,900		EMC Corporation	5,987,891
127,000		Hewlett-Packard Company	3,811,270
155,200		Intel Corporation	4,720,408
40,300		International Business Machines Corporation	6,555,198
132,900		Juniper Networks, Inc.	3,451,413
167,100		Mentor Graphics Corporation	4,416,453
79,600		Methode Electronics, Inc.	2,185,020
166,100		Microsoft Corporation	7,333,315
42,800	*	NXP Semiconductors NV	4,202,960
93,100		Oracle Corporation	3,751,930
54,000	*	PTC, Inc.	2,215,080
57,700	*	Qorvo, Inc.	4,631,579
66,688		QUALCOMM, Inc.	4,176,669
121,760		Symantec Corporation	2,830,920
50,200	*	Synaptics, Inc.	4,354,097
46,800		TE Connectivity, Ltd.	3,009,240
20,000	*	Yahoo!, Inc.	785,800
			97,764,507
		Materials—3.5%
66,400		Cytec Industries, Inc.	4,019,192
71,700		International Paper Company	3,412,203
94,300		MeadWestvaco Corporation	4,450,017
10,900		Praxair, Inc.	1,303,095
36,350		RPM International, Inc.	1,780,059
86,200	*	Trinseo SA	2,313,608
			17,278,174

40

Shares		Security		Value
		Telecommunication Services—2.0%
127,000		AT&T, Inc.		$ 4,511,040
113,000		Verizon Communications, Inc.		5,266,930
				9,777,970
		Utilities—1.9%
29,200		AGL Resources, Inc.		1,359,552
120,500	*	Dynegy, Inc.		3,524,625
113,000		Exelon Corporation		3,550,460
21,900		NiSource, Inc.		998,421
				9,433,058
Total Value of Common Stocks (cost $295,544,276)			99.8%	492,565,964
Other Assets, Less Liabilities			.2	747,302
Net Assets			100.0%	$493,313,266

* Non-income producing

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

41

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2015

The Fund’s asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$492,565,964	$—	$—	$492,565,964

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

42	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Expense Examples
Actual	$1,000.00	$1,027.20	$4.47
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.38	$4.46

* Expenses are equal to the annualized expense ratio of .89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

43

Portfolio of Investments
INTERNATIONAL FUND
June 30, 2015

Shares		Security	Value
		COMMON STOCKS—99.3%
		United Kingdom—20.6%
152,029		British American Tobacco, PLC	$ 8,157,549
74,317		Diageo, PLC	2,149,733
131,659		Domino’s Pizza Group, PLC	1,607,363
53,409		Imperial Tobacco Group, PLC	2,573,776
1,316,248		Lloyds Banking Group, PLC	1,762,884
64,377	*	Persimmon, PLC	1,997,746
62,717		Reckitt Benckiser Group, PLC	5,408,065
75,791		SABMiller, PLC	3,934,597
			27,591,713
		Switzerland—15.6%
411		Chocoladefabriken Lindt & Sprungli AG	2,173,361
24,737		Compagnie Financiere Richemont SA	2,012,139
14,065	*	DKSH Holding, Ltd.	1,016,946
74,931		Nestle SA – Registered	5,409,747
21,656		Roche Holding AG – Genusscheine	6,068,637
851		SGS SA – Registered	1,552,817
126,948	*	UBS Group AG	2,692,528
			20,926,175
		India—12.0%
340,735	*	HDFC Bank, Ltd.	5,710,040
3,248		HDFC Bank, Ltd. (ADR)	196,601
353,738		Housing Development Finance Corporation, Ltd.	7,201,690
605,090		ITC, Ltd.	2,994,568
			16,102,899
		France—8.6%
14,605		Air Liquide SA	1,847,240
102,237		Bureau Veritas SA	2,354,809
20,166		Essilor International SA	2,405,585
4,622		Hermes International	1,724,142
11,069		L’Oreal SA	1,974,448
11,137		Pernod Ricard SA	1,286,309
			11,592,533

44

Shares		Security	Value
		United States—6.2%
66,483		Philip Morris International, Inc.	$ 5,329,942
2,561	*	Priceline Group, Inc.	2,948,659
			8,278,601
		Canada—6.0%
48,185		Alimentation Couche-Tard – Class “B”	2,060,497
42,048		Bank of Nova Scotia	2,170,404
61,475		Enbridge, Inc.	2,874,904
56,698		Silver Wheaton Corporation	982,796
			8,088,601
		China—4.9%
22,380	*	Alibaba Group Holding, Ltd. (ADR)	1,841,203
12,765	*	Baidu, Inc. (ADR)	2,541,256
107,165		Tencent Holdings, Ltd.	2,138,724
			6,521,183
		Netherlands—4.3%
139,247		Unilever NV-CVA	5,798,983
		Denmark—4.2%
12,039		Coloplast A/S – Series “B”	789,959
88,496		Novo Nordisk A/S – Series “B”	4,821,596
			5,611,555
		Australia—3.8%
40,471		CSL, Ltd.	2,700,065
52,014		Ramsay Health Care, Ltd.	2,466,882
			5,166,947
		Spain—2.4%
147,002		Banco Bilbao Vizcaya Argentaria SA	1,440,881
45,168		Grifols SA	1,819,349
			3,260,230

45

Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2015

Shares	Security		Value
	Hong Kong—2.4%
110,784	Cheung Kong Infrastructure Holdings, Ltd.		$ 860,369
175,985	Link REIT (REIT)		1,030,725
388,991	Sands China, Ltd.		1,309,759
			3,200,853
	Germany—2.2%
11,982	Bayer AG		1,677,117
16,100	Fresenius Medical Care AG & Company		1,328,953
			3,006,070
	Japan—1.7%
13,900	Daito Trust Construction Company, Ltd.		1,440,144
37,400	Unicharm Corporation		889,123
			2,329,267
	South Africa—1.7%
14,412	Naspers, Ltd.		2,244,841
	Brazil—1.2%
112,708	Cielo SA		1,593,232
	Ireland—1.1%
16,607	Paddy Power, PLC		1,423,198
	South Korea—.4%
1,461	Amorepacific Corporation		547,490
Total Value of Common Stocks (cost $97,829,259)		99.3%	133,284,371
Other Assets, Less Liabilities		.7	889,871
Net Assets		100.0%	$ 134,174,242

* Non-income producing

Summary of Abbreviations:
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

46

The Fund’s asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$27,591,713	$—	$—	27,591,713
Switzerland	20,926,175	—	—	20,926,175
India	16,102,899	—	—	16,102,899
France	11,592,533	—	—	11,592,533
United States	8,278,601	—	—	8,278,601
Canada	8,088,601	—	—	8,088,601
China	6,521,183	—	—	6,521,183
Netherlands	5,798,983	—	—	5,798,983
Denmark	5,611,555	—	—	5,611,555
Australia	5,166,947	—	—	5,166,947
Spain	3,260,230	—	—	3,260,230
Hong Kong	3,200,853	—	—	3,200,853
Germany	3,006,070	—	—	3,006,070
Japan	2,329,267	—	—	2,329,267
South Africa	2,244,841	—	—	2,244,841
Brazil	1,593,232	—	—	1,593,232
Ireland	1,423,198	—	—	1,423,198
South Korea	547,490	—	—	547,490
Total Investments in Securities	$133,284,371	$—	$—	$133,284,371

Transfers between Level 1 and Level 2 securities as of June 30, 2015 resulted from securities priced previously with an official close price (Level 1 securities) or, securities fair valued by the Valuation Committee (Level 2 securities). Transfers from Level 2 to Level 1 as of June 30, 2015 were $101,102,474. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	47

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Expense Examples
Actual	$1,000.00	$998.35	$3.42
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.37	$3.46

* Expenses are equal to the annualized expense ratio of .69%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

48

Portfolio of Investments
INVESTMENT GRADE FUND
June 30, 2015

Principal
Amount	Security	Value
	CORPORATE BONDS—95.7%
	Agriculture—.7%
$ 400M	Cargill, Inc., 6%, 11/27/2017 (a)	$ 442,077
	Automotive—1.2%
500M	Johnson Controls, Inc., 5%, 3/30/2020	549,460
200M	Volkswagen Group of America Finance, LLC, 1.65%, 5/22/2018 (a)	200,162
		749,622
	Chemicals—3.2%
500M	Agrium, Inc., 3.375%, 3/15/2025	476,372
450M	CF Industries, Inc., 3.45%, 6/1/2023	436,435
500M	Dow Chemical Co., 4.25%, 11/15/2020	534,629
500M	LyondellBasell Industries NV, 6%, 11/15/2021	573,070
		2,020,506
	Consumer Durables—1.3%
	Newell Rubbermaid, Inc.:
500M	2.875%, 12/1/2019	505,857
265M	4.7%, 8/15/2020	289,748
		795,605
	Energy—8.7%
575M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	625,920
500M	Continental Resources, Inc., 5%, 9/15/2022	490,940
400M	DCP Midstream Operating, LP, 2.5%, 12/1/2017	387,830
500M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	513,447
500M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	471,675
200M	Marathon Oil Corp., 3.85%, 6/1/2025	196,417
500M	Nabors Industries, Inc., 6.15%, 2/15/2018	540,247
400M	ONEOK Partners, LP, 3.375%, 10/1/2022	368,564
400M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018	437,270
400M	Suncor Energy, Inc., 6.1%, 6/1/2018	446,366
466M	Valero Energy Corp., 9.375%, 3/15/2019	573,961
400M	Weatherford International, LLC, 6.35%, 6/15/2017	428,572
		5,481,209
	Financial Services—16.3%
	American Express Co.:
400M	7%, 3/19/2018	453,925
200M	4.05%, 12/3/2042	186,245

49

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2015

Principal
Amount	Security	Value
	Financial Services (continued)
	American International Group, Inc.:
$ 300M	5.85%, 1/16/2018	$ 330,943
300M	6.4%, 12/15/2020	357,072
500M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	565,496
600M	Assured Guaranty US Holding, Inc., 5%, 7/1/2024	589,507
200M	Barclays, PLC, 3.65%, 3/16/2025	189,590
400M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	417,230
200M	BlackRock, Inc., 5%, 12/10/2019	223,454
400M	CoBank ACB, 7.875%, 4/16/2018 (a)	461,790
300M	Compass Bank, 6.4%, 10/1/2017	326,621
	ERAC USA Finance, LLC:
500M	4.5%, 8/16/2021 (a)	540,531
270M	3.3%, 10/15/2022 (a)	265,246
500M	7%, 10/15/2037 (a)	613,055
600M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	733,423
	General Electric Capital Corp.:
700M	4.65%, 10/17/2021	767,589
900M	6.75%, 3/15/2032	1,170,332
300M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019 (a)	303,329
200M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018 (a)	228,394
400M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	430,628
600M	Protective Life Corp., 7.375%, 10/15/2019	711,158
300M	Prudential Financial, Inc., 7.375%, 6/15/2019	356,010
		10,221,568
	Financials—22.8%
	Bank of America Corp.:
350M	5.65%, 5/1/2018	384,731
625M	5%, 5/13/2021	686,981
475M	5.875%, 2/7/2042	549,763
	Barclays Bank, PLC:
400M	5.125%, 1/8/2020	445,195
600M	3.75%, 5/15/2024	603,289
300M	Capital One Financial Corp., 3.2%, 2/5/2025	284,344
	Citigroup, Inc.:
1,250M	6.125%, 11/21/2017	1,375,734
200M	8.5%, 5/22/2019	244,147
200M	4.5%, 1/14/2022	215,737
400M	Deutsche Bank AG London, 3.7%, 5/30/2024	395,757

50

Principal
Amount	Security	Value
	Financials (continued)
	Goldman Sachs Group, Inc.:
$ 200M	5.375%, 3/15/2020	$ 222,844
600M	5.75%, 1/24/2022	683,048
300M	3.625%, 1/22/2023	298,400
500M	6.125%, 2/15/2033	597,485
200M	5.15%, 5/22/2045	193,667
	JPMorgan Chase & Co.:
900M	6%, 1/15/2018	991,698
500M	4.5%, 1/24/2022	536,294
	Morgan Stanley:
500M	5.95%, 12/28/2017	549,799
600M	6.625%, 4/1/2018	673,490
850M	5.5%, 7/28/2021	959,625
300M	National City Corp., 6.875%, 5/15/2019	348,218
200M	Standard Chartered, PLC, 3.2% 4/17/2025 (a)	189,758
600M	SunTrust Banks, Inc., 6%, 9/11/2017	655,324
400M	UBS AG, 4.875%, 8/4/2020	442,684
500M	U.S. Bancorp, 3.6%, 9/11/2024	503,218
	Wells Fargo & Co.:
300M	4.6%, 4/1/2021	328,893
900M	3.45%, 2/13/2023	896,017
100M	3.9%, 5/1/2045	90,223
		14,346,363
	Food/Beverage/Tobacco—5.7%
300M	Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044	302,685
200M	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019	238,913
550M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	666,021
700M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	795,102
440M	Ingredion, Inc., 4.625%, 11/1/2020	471,949
250M	PepsiCo, Inc., 5%, 6/1/2018	274,304
400M	Philip Morris International, Inc., 5.65%, 5/16/2018	444,396
400M	SABMiller Holdings, Inc., 3.75%, 1/15/2022 (a)	413,660
		3,607,030
	Forest Products/Container—.9%
500M	Rock-Tenn Co., 4.9%, 3/1/2022	539,157

51

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2015

Principal
Amount	Security	Value
	Health Care—3.1%
$ 400M	Biogen, Inc., 6.875%, 3/1/2018	$ 452,890
	Express Scripts Holding Co.:
450M	4.75%, 11/15/2021	488,971
200M	3.5%, 6/15/2024	195,983
400M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	405,176
400M	Mylan, Inc., 3.125%, 1/15/2023 (a)	382,306
		1,925,326
	Information Technology—1.7%
200M	Apple, Inc., 2.5%, 2/9/2025	187,777
250M	Harris Corp., 4.4%, 12/15/2020	268,279
200M	Pitney Bowes, Inc., 5.75%, 9/15/2017	216,066
400M	Symantec Corp., 3.95%, 6/15/2022	401,786
		1,073,908
	Manufacturing—3.0%
750M	CRH America, Inc., 8.125%, 7/15/2018	880,219
400M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	455,086
500M	Tyco Electronics Group SA, 6.55%, 10/1/2017	555,083
		1,890,388
	Media-Broadcasting—3.2%
200M	ABC, Inc., 8.75%, 8/15/2021	262,222
400M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018 (a)	488,607
350M	CBS Corp., 3.375%, 3/1/2022	346,256
500M	Comcast Corp., 4.25%, 1/15/2033	489,200
400M	DirecTV Holdings, LLC, 3.8%, 3/15/2022	402,892
		1,989,177
	Media-Diversified—1.7%
620M	McGraw-Hill Financial, Inc., 5.9%, 11/15/2017	677,612
400M	Time Warner, Inc., 3.6%, 7/15/2025	389,882
		1,067,494

52

Principal
Amount	Security	Value
	Metals/Mining—4.8%
$ 500M	Alcoa, Inc., 6.15%, 8/15/2020	$ 545,249
400M	ArcelorMittal, 6.125%, 6/1/2018	427,000
400M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021 (a)	420,633
500M	Newmont Mining Corp., 5.125%, 10/1/2019	543,703
500M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021	518,877
500M	Vale Overseas, Ltd., 5.625%, 9/15/2019	542,020
		2,997,482
	Real Estate Investment Trusts—6.1%
400M	Boston Properties, LP, 5.875%, 10/15/2019	454,574
	Digital Realty Trust, LP:
300M	5.25%, 3/15/2021	328,715
500M	3.95%, 7/1/2022	499,719
300M	ERP Operating, LP, 3.375%, 6/1/2025	294,369
400M	HCP, Inc., 5.375%, 2/1/2021	441,808
400M	Health Care REIT, Inc., 4%, 6/1/2025	395,585
	ProLogis, LP:
300M	4.5%, 8/15/2017	318,211
200M	3.35%, 2/1/2021	204,543
500M	Simon Property Group, LP, 3.375%, 10/1/2024	497,371
400M	Ventas Realty, LP, 4.75%, 6/1/2021	433,965
		3,868,860
	Retail-General Merchandise—1.2%
400M	Amazon.com, Inc., 4.8%, 12/5/2034	398,562
100M	GAP, Inc., 5.95%, 4/12/2021	113,068
200M	Home Depot, Inc., 5.875%, 12/16/2036	241,194
		752,824
	Telecommunications—.7%
400M	Verizon Communications, Inc., 5.15%, 9/15/2023	438,674
	Transportation—2.6%
400M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	431,678
400M	Con-way, Inc., 7.25%, 1/15/2018	446,373
440M	GATX Corp., 4.75%, 6/15/2022	468,334
300M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	317,486
		1,663,871

53

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2015

Principal
Amount	Security	Value
	Utilities—6.8%
$ 300M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	$ 290,650
300M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	332,306
300M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	301,375
400M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	440,344
	Great River Energy Co.:
66M	5.829%, 7/1/2017 (a)	69,068
280M	4.478%, 7/1/2030 (a)	296,801
450M	Ohio Power Co., 5.375%, 10/1/2021	513,767
450M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	424,809
300M	San Diego Gas & Electric Co., 1.914%, 2/1/2022	301,392
604M	Sempra Energy, 9.8%, 2/15/2019	759,206
500M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041	566,039
		4,295,757
Total Value of Corporate Bonds (cost $58,743,091)		60,166,898
	U.S. GOVERNMENT OBLIGATIONS—1.3%
	U.S. Treasury Bonds:
400M	3%, 11/15/2044	391,344
525M	2.5%, 2/15/2045	462,152
Total Value of U.S. Government Obligations (cost $962,003)		853,496
Total Value of Investments (cost $59,705,094)	97.0%	61,020,394
Other Assets, Less Liabilities	3.0	1,865,959
Net Assets	100.0%	$ 62,886,353

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

54

The Fund’s asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$60,166,898	$—	$60,166,898
U.S. Government Obligations		853,496		853,496
Total Investments in Securities	$—	$61,020,394	$—	$61,020,394

* The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	55

Fund Expenses (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Expense Examples
Actual	$1,000.00	$996.92	$8.42
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.36	$8.50

* Expenses are equal to the annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

56

Portfolio of Investments
LIMITED DURATION HIGH QUALITY BOND FUND
June 30, 2015

Principal
Amount	Security	Value
	CORPORATE BONDS—56.9%
	Automotive—2.9%
$ 100M	Toyota Motor Credit Corp., 2.125%, 7/18/2019	$ 100,379
	Energy—3.2%
100M	Suncor Energy, Inc., 6.1%, 6/1/2018	111,592
	Financial Services—13.1%
100M	American Express Co., 7%, 3/19/2018	113,481
100M	American International Group, Inc., 5.85%, 1/16/2018	110,314
100M	BlackRock, Inc., 5%, 12/10/2019	111,727
100M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018 (a)	114,197
		449,719
	Financials—15.9%
100M	Bank of America Corp., 5.65%, 5/1/2018	109,923
100M	Barclays Bank, PLC, 6.75%, 5/22/2019	116,025
100M	Citigroup, Inc., 6.125%, 11/21/2017	110,059
100M	Goldman Sachs Group, Inc., 6.15%, 4/1/2018	111,230
100M	Royal Bank of Canada, 1%, 4/27/2017	99,920
		547,157
	Industrials—2.9%
100M	PACCAR Financial Corp., 1.45%, 3/9/2018	99,971
	Information Technology—2.9%
100M	Apple, Inc., 2.1%, 5/6/2019	101,062
	Manufacturing—3.2%
100M	Tyco Electronics Group SA, 6.55%, 10/1/2017	111,017
	Real Estate Investment Trusts—3.3%
100M	Boston Properties, LP, 5.875%, 10/15/2019	113,643
	Telecommunications—5.9%
100M	AT&T, Inc., 2.45%, 6/30/2020	98,141
100M	Verizon Communications, Inc., 3.65%, 9/14/2018	105,258
		203,399
	Utilities—3.6%
100M	Arizona Public Service Co., 8.75%, 3/1/2019	122,660
Total Value of Corporate Bonds (cost $1,970,356)		1,960,599

57

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
June 30, 2015

Principal
Amount	Security	Value
	ASSET BACKED SECURITIES—15.1%
	Fixed Autos—11.6%
	Ford Credit Auto Owners Trust:
$ 60M	1%, 9/15/2017	$ 60,104
45M	0.79%, 5/15/2018	44,998
20M	Ford Credit Floorplan Master Owner Trust, 1.42%, 1/15/2020	20,009
15M	Harley-Davidson Motorcycle Trust, 1.3%, 3/16/2020	14,996
45M	Honda Auto Receivables Owner Trust, 1.46%, 10/15/2020	45,062
50M	Hyundai Auto Receivables Trust, 1.48%, 6/15/2021	49,786
67M	Nissan Auto Receivables Owner Trust, 1%, 7/16/2018	66,923
75M	Nissan Master Owner Trust, 1.44%, 2/15/2020	75,063
25M	Toyota Auto Receivables Owner Trust, 1.52%, 6/15/2020	24,955
		401,896
	Fixed Financials—3.5%
50M	American Express Credit Account Master Trust, 1.26%, 1/15/2020	50,087
40M	Chase Issuance Trust, 1.3%, 2/18/2020	39,975
30M	Discover Card Execution Note Trust, 1.04%, 4/15/2019	30,060
		120,122
Total Value of Asset Backed Securities (cost $522,063)		522,018
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—14.7%
	Fannie Mae—11.7%
220M	3%, 11/1/2021 – 9/1/2027	228,557
125M	3.5%, 11/1/2025 – 1/1/2026	132,034
40M	4%, 9/1/2024	42,724
		403,315
	Freddie Mac—3.0%
74M	3.5%, 8/1/2026 (b)	78,571
23M	3%, 8/1/2027	23,694
		102,265
Total Value of Residential Mortgage-Backed Securities (cost $505,530)		505,580

58

Principal
Amount	Security		Value
	U.S. GOVERNMENT OBLIGATIONS—4.9%
	U.S. Treasury Notes:
$ 40M	0.5%, 6/15/2016		$ 40,078
35M	0.875%, 1/15/2018		35,014
20M	0.875%, 5/15/2017		20,095
60M	0.875%, 7/15/2017		60,253
15M	1.375%, 4/30/2020		14,837
Total Value of U.S. Government Obligations (cost $170,074)			170,277
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—4.8%
50M	Fannie Mae, 1.125%, 7/20/2018		49,985
20M	Federal Home Loan Bank, 0.875%, 5/24/2017		20,070
95M	Freddie Mac, 1.75%, 5/30/2019		96,088
Total Value of U.S. Government Agency Obligations (cost $165,371)			166,143
Total Value of Investments (cost $3,333,394)		96.4%	3,324,617
Other Assets, Less Liabilities		3.6	122,788
Net Assets	100.0%		$3,447,405

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).
(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

59

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
June 30, 2015

The Fund’s asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,960,599	$—	$1,960,599
Asset Backed Securities	—	522,018	—	522,018
Residential Mortgage Backed
Securities	—	505,580	—	505,580
U.S. Government Obligations	—	170,277	—	170,277
U.S. Government Agency
Obligations	—	166,143	—	166,143
Total Investments in Securities*	$—	$3,324,617	$—	$3,324,617

* The Portfolio of Investments provides information on the industry categorization of corporate bonds and asset backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

60	See notes to financial statements

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Expense Examples
Actual	$1,000.00	$1,060.56	$4.65
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.28	$4.56

* Expenses are equal to the annualized expense ratio of .91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

61

Portfolio of Investments(continued)
OPPORTUNITY FUND
June 30, 2015

Shares		Security	Value
		COMMON STOCKS—95.6%
		Consumer Discretionary—22.3%
18,500		American Eagle Outfitters, Inc.	$ 318,570
6,400	*	Belmond, Ltd. – Class “A”	79,936
100	*	Bojangles’, Inc.	2,386
5,875		BorgWarner, Inc.	333,935
7,650		CST Brands, Inc.	298,809
8,700		Delphi Automotive, PLC	740,283
950	*	El Pollo Loco Holdings, Inc.	19,675
5,000		Ethan Allen Interiors, Inc.	131,700
9,200		Finish Line, Inc. – Class “A’	255,944
7,600		Foot Locker, Inc.	509,276
2,175		GNC Holdings, Inc. – Class “A”	96,744
8,600		Hanesbrands, Inc.	286,552
2,200		Harman International Industries, Inc.	261,668
2,000	*	Helen of Troy, Ltd.	194,980
9,400	*	Jarden Corporation	486,450
3,250		L Brands, Inc.	278,622
4,350		Lear Corporation	488,331
6,850		Newell Rubbermaid, Inc.	281,604
1,825		Nordstrom, Inc.	135,963
6,300		Penske Automotive Group, Inc.	328,293
900		Ralph Lauren Corporation	119,124
16,600		Ruth’s Hospitality Group, Inc.	267,592
9,600	*	ServiceMaster Global Holdings, Inc.	347,232
9,600		Stein Mart, Inc.	100,512
14,400	*	TRI Pointe Homes, Inc.	220,320
5,900		Tupperware Brands Corporation	380,786
2,200		Whirlpool Corporation	380,710
15,700	*	William Lyon Homes – Class “A”	403,019
8,150		Winnebago Industries, Inc.	192,258
975		Wyndham Worldwide Corporation	79,862
			8,021,136
		Consumer Staples—4.9%
5,475		Avon Products, Inc.	34,273
3,800		Cal-Maine Foods, Inc.	198,360
3,600	*	Coty, Inc. – Class “A”	115,092
9,200		Delhaize Group (ADR)	189,796
700		McCormick & Company, Inc.	56,665
8,700		Nu Skin Enterprises, Inc. – Class “A”	410,031

62

Shares		Security	Value
		Consumer Staples (continued)
8,000		Pinnacle Foods, Inc.	$ 364,320
3,417		Tootsie Roll Industries, Inc.	110,403
6,800		Tyson Foods, Inc.	289,884
			1,768,824
		Energy—3.3%
1,025	*	Dril-Quip, Inc.	77,131
3,075		Ensco, PLC – Class “A”	68,480
2,900		EOG Resources, Inc.	253,895
3,250		EQT Corporation	264,355
5,300	*	Helix Energy Solutions Group, Inc.	66,939
3,100		Hess Corporation	207,328
5,100		National Oilwell Varco, Inc.	246,228
			1,184,356
		Financials—11.0%
2,175		Ameriprise Financial, Inc.	271,723
8,150		Berkshire Hills Bancorp, Inc.	232,112
11,450		Brixmor Property Group, Inc. (REIT)	264,838
3,200		Citizens Financial Group, Inc.	87,392
6,300		Discover Financial Services	363,006
5,475		Douglas Emmett, Inc. (REIT)	147,497
1,725		Federal Realty Investment Trust (REIT)	220,955
3,300		Financial Select Sector SPDR Fund (ETF)	80,454
4,200		First Republic Bank	264,726
3,000		iShares Core S&P Mid-Cap ETF (ETF)	449,940
4,250		iShares Russell 2000 ETF (ETF)	530,655
4,395		NASDAQ OMX Group, Inc.	214,520
5,500	*	Realogy Holdings Corporation	256,960
3,400		SPDR S&P Regional Banking (ETF)	150,144
7,800		Sterling Bancorp	114,660
6,450		Waddell & Reed Financial, Inc. – Class “A”	305,150
			3,954,732
		Health Care—19.2%
3,850	*	Allergan, PLC	1,168,321
2,950	*	Centene Corporation	237,180
2,750		DENTSPLY International, Inc.	141,762
6,600		Gilead Sciences, Inc.	772,728
5,300		Hill-Rom Holdings, Inc.	287,949

63

Portfolio of Investments (continued)
OPPORTUNITY FUND
June 30, 2015

Shares		Security	Value
		Health Care (continued)
6,850	*	Lannett Company, Inc.	$ 407,164
2,875		McKesson Corporation	646,329
5,325		Omnicare, Inc.	501,881
3,450		Perrigo Company, PLC	637,664
9,200		Phibro Animal Health Corporation – Class “A”	358,248
15,800	*	Prestige Brands Holdings, Inc.	730,592
4,625		Thermo Fisher Scientific, Inc.	600,140
15,700	*	VWR Corporation	419,661
			6,909,619
		Industrials—12.4%
5,900		A.O. Smith Corporation	424,682
10,200		Advanced Drainage Systems, Inc.	299,166
8,450		Altra Industrial Motion Corporation	229,671
1,825		G&K Services, Inc. – Class “A”	126,181
4,950	*	Generac Holdings, Inc.	196,763
7,900		Greenbrier Companies, Inc.	370,115
8,075		ITT Corporation	337,858
3,075		J.B. Hunt Transport Services, Inc.	252,427
3,100		Nielsen NV	138,787
5,350		Regal-Beloit Corporation	388,356
1,400		Roper Industries, Inc.	241,444
4,955		Ryder System, Inc.	432,918
2,800		Snap-On, Inc.	445,900
1,475	*	TAL International Group, Inc.	46,610
2,175		Textainer Group Holdings, Ltd.	56,572
6,000		Textron, Inc.	267,780
1,600	*	United Rentals, Inc.	140,192
2,500	*	Univar, Inc.	65,075
			4,460,497
		Information Technology—13.1%
9,350	*	ARRIS Group, Inc.	286,110
5,300		Avago Technologies, Ltd.	704,529
3,100		CDW Corporation	106,268
3,250	*	Fiserv, Inc.	269,197
11,100		Juniper Networks, Inc.	288,267
1,100		Lam Research Corporation	89,485
14,800		Mentor Graphics Corporation	391,164
9,400		Methode Electronics, Inc.	258,030
10,500	*	PTC, Inc.	430,710
5,900	*	Qorvo, Inc.	473,593

64

Shares		Security		Value
		Information Technology (continued)
10,200		Symantec Corporation		$ 237,150
5,250	*	Synaptics, Inc.		455,359
4,400		TE Connectivity, Ltd.		282,920
10,200		Technology Select Sector SPDR Fund (ETF)		422,280
				4,695,062
		Materials—5.1%
5,600		Cytec Industries, Inc.		338,968
5,900		International Paper Company		280,781
9,000		MeadWestvaco Corporation		424,710
1,400		Praxair, Inc.		167,370
1,975		Sigma-Aldrich Corporation		275,216
13,300	*	Trinseo SA		356,972
				1,844,017
		Utilities—4.3%
5,700		AGL Resources, Inc.		265,392
12,900	*	Dynegy, Inc.		377,325
2,625		NiSource, Inc.		119,674
5,325		Portland General Electric Company		176,577
4,925		SCANA Corporation		249,451
7,400		WEC Energy Group, Inc.		332,778
				1,521,197
Total Value of Common Stocks (cost $30,022,892)			95.6%	34,359,440
Other Assets, Less Liabilities			4.4	1,571,017
Net Assets			100.0%	$ 35,930,457

* Non-income producing

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

65

Portfolio of Investments (continued)
OPPORTUNITY FUND
June 30, 2015

The Fund’s asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$34,359,440	$—	$—	$34,359,440

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

66	See notes to financial statements

Fund Expenses (unaudited)
REAL ESTATE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(5/1/15)*	(6/30/15)	(5/1/15–6/30/15)**
Expense Examples
Actual	$1,000.00	$939.00	$4.07
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,004.17	$4.20

* Commencement of operations.

** Actual expenses reflect only from the commencement of operations to the end of the period covered (May 1, 2015 through June 30, 2015). Therefore expenses shown are lower than would be expected for a six month period. Actual expenses for the six-month period will be reflected in future reports. Expenses are equal to the annualized expense ratio of 2.51%, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the inception period), Expenses paid during the period are net of expenses waived and/or assumed.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

67

Portfolio of Investments
REAL ESTATE FUND
June 30, 2015

Shares	Security	Value
	COMMON STOCKS—92.9%
	Apartments REITs—17.6%
480	American Campus Communities, Inc.	$ 18,091
944	Apartment Investment & Management Company – Class “A”	34,862
970	AvalonBay Communities, Inc.	155,074
357	Camden Property Trust	26,518
90	Education Realty Trust, Inc.	2,822
2,459	Equity Residential	172,548
133	Essex Property Trust, Inc.	28,263
947	Home Properties, Inc.	69,178
39	Mid-America Apartment Communities, Inc.	2,840
1,316	Post Properties, Inc.	71,551
91	UDR, Inc.	2,915
		584,662
	Diversified REITs—7.0%
860	CorEnergy Infrastructure Trust, Inc.	5,435
120	CoreSite Realty Corporation	5,453
2,231	Corrections Corporation of America	73,801
280	Digital Realty Trust, Inc.	18,670
1,000	Duke Realty Corporation	18,570
283	DuPont Fabros Technology, Inc.	8,334
1,540	Retail Properties of America, Inc. – Class “A”	21,452
840	Vornado Realty Trust	79,741
200	Whitestone REIT	2,604
		234,060
	Health Care REITs—12.4%
4,200	HCP, Inc.	153,174
1,420	Health Care REIT, Inc.	93,195
450	Healthcare Trust of America, Inc.	10,778
130	LTC Properties, Inc.	5,408
480	Omega Heathcare Investors, Inc.	16,478
2,160	Ventas, Inc.	134,114
		413,147

68

Shares		Security	Value
		Hotels REITs—3.9%
1,165		Hospitality Properties Trust	$ 33,575
4,571		Host Hotels & Resorts, Inc.	90,643
370		Sunstone Hotel Investors, Inc.	5,554
			129,772
		Manufactured Homes REITs—.8%
163		Equity LifeStyle Properties, Inc.	8,571
310		Sun Communities, Inc.	19,167
			27,738
		Mortgage REITs—2.2%
4,070		American Capital Agency Corporation	74,766
		Office Property REITs—9.6%
440		Alexandria Real Estate Equities, Inc.	38,482
710		BioMed Realty Trust, Inc.	13,731
962		Boston Properties, Inc.	116,441
400		Brandywine Realty Trust	5,312
1,260		Corporate Office Properties Trust	29,660
520		Douglas Emmett, Inc.	14,009
1,730	*	Equity Commonwealth	44,409
375		Franklin Street Properties Corporation	4,241
590		Mack-Cali Realty Corporation	10,874
900		New York REIT, Inc.	8,955
1,125		Paramount Group, Inc.	19,305
335		Piedmont Office Realty Trust, Inc. – Class “A”	5,893
76		SL Green Realty Corporation	8,352
			319,664
		Regional Malls REITs—18.2%
1,830		CBL & Associates Properties, Inc.	29,646
2,238		General Growth Properties, Inc.	57,427
510		Macerich Company	38,046
393		Pennsylvania Real Estate Investment Trust	8,387
1,910		Simon Property Group, Inc.	330,468
1,390		Tanger Factory Outlet Centers, Inc.	44,063
1,406		Taubman Centers, Inc.	97,717
			605,754

69

Portfolio of Investments (continued)
REAL ESTATE FUND
June 30, 2015

Shares	Security		Value
	Shopping Centers REITs—6.1%
140	Acadia Realty Trust		$ 4,075
420	Cedar Realty Trust, Inc.		2,688
1,290	DDR Corporation		19,943
990	Equity One, Inc.		23,107
260	Federal Realty Investment Trust		33,303
2,545	Kimco Realty Corporation		57,364
440	Kite Realty Group Trust		10,767
230	Ramco-Gershenson Properties Trust		3,754
370	Regency Centers Corporation		21,823
390	Weingarten Realty Investors		12,749
1,020	WP Glimcher, Inc.		13,801
			203,374
	Single Tenant REITs—4.0%
394	National Retail Properties, Inc.		13,794
660	Realty Income Corporation		29,297
3,900	Select Income REIT		80,496
900	Spirit Realty Capital, Inc.		8,703
			132,290
	Storage REITs—9.1%
835	CubeSmart		19,339
90	Extra Space Storage, Inc.		5,870
2,265	Iron Mountain, Inc.		70,215
1,085	Public Storage		200,041
100	Sovran Self Storage, Inc.		8,691
			304,156
	Warehouse/Industrial REITs—2.0%
140	DCT Industrial Trust, Inc.		4,402
220	EastGroup Properties, Inc.		12,371
445	First Industrial Realty Trust, Inc.		8,335
1,110	Prologis, Inc.		41,181
			66,289
Total Value of Common Stocks (cost $3,303,548)		92.9%	3,095,672
Other Assets, Less Liabilities		7.1	235,568
Net Assets		100.0%	$3,331,240

* Non-income producing

Summary of Abbreviations:
REITs Real Estate Investment Trusts

70

The Fund’s asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,095,672	$—	$—	$3,095,672

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	71

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Expense Examples
Actual	$1,000.00	$1,049.07	$4.22
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.67	$4.16

* Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

72

Portfolio of Investments
SELECT GROWTH FUND
June 30, 2015

Shares		Security	Value
		COMMON STOCKS—96.6%
		Consumer Discretionary—15.2%
27,000		Coach, Inc.	$ 934,470
65,460		Gentex Corporation	1,074,853
14,725		Home Depot, Inc.	1,636,389
14,800		Kohl’s Corporation	926,628
28,040		Starbucks Corporation	1,503,365
13,100		Wyndham Worldwide Corporation	1,073,021
			7,148,726
		Consumer Staples—8.9%
10,200		Clorox Company	1,061,004
10,540		Kimberly-Clark Corporation	1,116,924
27,800		Kroger Company	2,015,778
			4,193,706
		Energy—5.1%
4,760		Chevron Corporation	459,197
5,080		ExxonMobil Corporation	422,656
7,820		Helmerich & Payne, Inc.	550,685
21,100		SM Energy Company	973,132
			2,405,670
		Financials—9.2%
12,400		Comerica, Inc.	636,368
13,790		Discover Financial Services	794,580
4,700		IntercontinentalExchange, Inc.	1,050,967
5,900		Travelers Companies, Inc.	570,294
27,400		Voya Financial, Inc.	1,273,278
			4,325,487
		Health Care—20.3%
7,220	*	Allergan, PLC	2,190,981
4,900		C.R. Bard, Inc.	836,430
13,300		Gilead Sciences, Inc.	1,557,164
35,400	*	Hologic, Inc.	1,347,324
6,190		Johnson & Johnson	603,278
7,520		McKesson Corporation	1,690,571
18,200	*	Quintiles Transnational Holdings, Inc.	1,321,502
			9,547,250

73

Portfolio of Investments (continued)
SELECT GROWTH FUND
June 30, 2015

Shares		Security		Value
		Industrials—10.9%
23,160		Alaska Air Group, Inc.		$ 1,492,199
9,640		Boeing Company		1,337,261
13,400		Cintas Corporation		1,133,506
8,400		General Dynamics Corporation		1,190,196
				5,153,162
		Information Technology—24.6%
15,700		Amdocs, Ltd.		857,063
9,300	*	ANSYS, Inc.		848,532
21,050		Apple, Inc.		2,640,196
36,000	*	Aspen Technology, Inc.		1,639,800
39,500		Cisco Systems, Inc.		1,084,670
10,300		DST Systems, Inc.		1,297,594
8,400	*	F5 Networks, Inc.		1,010,940
8,900		FactSet Research Systems, Inc.		1,446,339
25,910		Hewlett-Packard Company		777,559
				11,602,693
		Materials—2.4%
11,000		LyondellBasell Industries NV – Class “A”		1,138,720
Total Value of Common Stocks (cost $33,979,612)			96.6%	45,515,414
Other Assets, Less Liabilities			3.4	1,616,534
Net Assets			100.0%	$47,131,948

* Non-income producing

74

The Fund’s asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$45,515,414	$—	$—	$45,515,414

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	75

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Expense Examples
Actual	$1,000.00	$1,081.67	$4.18
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.77	$4.06

* Expenses are equal to the annualized expense ratio of .81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

76

Portfolio of Investments
SPECIAL SITUATIONS FUND
June 30, 2015

Shares		Security	Value
		COMMON STOCKS—98.8%
		Consumer Discretionary—19.6%
60,000	*	1-800-FLOWERS.COM, Inc. – Class “A”	$ 627,600
112,500		American Eagle Outfitters, Inc.	1,937,250
74,650	*	Belmond, Ltd. – Class “A”	932,379
70,000	*	Century Communities, Inc.	1,409,100
70,000		CST Brands, Inc.	2,734,200
25,000		Ethan Allen Interiors, Inc.	658,500
56,100		Finish Line, Inc. – Class “A”	1,560,702
111,050	*	Fox Factory Holding Corporation	1,785,684
71,700		Hanesbrands, Inc.	2,389,044
15,500		Harman International Industries, Inc.	1,843,570
64,875	*	Jarden Corporation	3,357,281
48,000	*	Live Nation Entertainment, Inc.	1,319,520
25,250		Oxford Industries, Inc.	2,208,112
39,875		Penske Automotive Group, Inc.	2,077,886
44,400	*	Performance Sports Group, Ltd.	799,200
102,250		Regal Entertainment Group – Class “A”	2,138,048
130,000		Ruth’s Hospitality Group, Inc.	2,095,600
73,250	*	ServiceMaster Global Holdings, Inc.	2,649,452
29,250	*	Starz – Class “A”	1,308,060
90,000	*	TRI Pointe Homes, Inc.	1,377,000
32,000		Tupperware Brands Corporation	2,065,280
29,250	*	Visteon Corporation	3,070,665
74,000	*	William Lyon Homes – Class “A”	1,899,580
55,000		Winnebago Industries, Inc.	1,297,450
			43,541,163
		Consumer Staples—2.0%
19,800		Cal-Maine Foods, Inc.	1,033,560
6,975		Nu Skin Enterprises, Inc. – Class “A”	328,732
45,550		Pinnacle Foods, Inc.	2,074,347
33,000		Tootsie Roll Industries, Inc.	1,066,230
			4,502,869
		Energy—2.9%
11,900	*	Black Stone Minerals, LP	204,918
14,750	*	Dril-Quip, Inc.	1,109,936
50,000	*	Helix Energy Solutions Group, Inc.	631,500

77

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2015

Shares		Security	Value
		Energy (continued)
24,500		iShares U.S. Energy ETF (ETF)	$ 1,038,310
57,375		Western Refining, Inc.	2,502,698
26,000	*	Whiting Petroleum Corporation	873,600
			6,360,962
		Financials—20.5%
60,275		American Financial Group, Inc.	3,920,286
36,925		Aspen Insurance Holdings, Ltd.	1,768,707
41,200	*	Atlas Financial Holdings, Inc.	816,996
80,000		Berkshire Hills Bancorp, Inc.	2,278,400
84,700		Brixmor Property Group, Inc. (REIT)	1,959,111
44,200		Brown & Brown, Inc.	1,452,412
67,050		Douglas Emmett, Inc. (REIT)	1,806,327
45,500	*	FCB Financial Holdings, Inc. – Class “A”	1,446,900
17,625		Federal Realty Investment Trust (REIT)	2,257,586
60,000		FelCor Lodging Trust, Inc.	592,800
162,000		Financial Select Sector SPDR Fund (ETF)	3,949,560
58,000	*	Green Bancorp, Inc.	890,880
26,000		iShares Russell 2000 ETF (ETF)	3,246,360
27,500		Montpelier Re Holdings, Ltd.	1,086,250
67,350		OceanFirst Financial Corporation	1,256,078
21,900		Prosperity Bancshares, Inc.	1,264,506
27,500		Simmons First National Corporation – Class “A”	1,283,700
96,000		SPDR S&P Regional Banking (ETF)	4,239,360
173,175		Sterling Bancorp	2,545,673
165,000	*	Strategic Hotels & Resorts, Inc. (REIT)	1,999,800
61,300		Sunstone Hotel Investors, Inc. (REIT)	920,113
80,000		TCF Financial Corporation	1,328,800
54,000		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	1,008,720
24,400		Waddell & Reed Financial, Inc. – Class “A”	1,154,364
76,000		WP Glimcher, Inc. (REIT)	1,028,280
			45,501,969
		Health Care—14.7%
29,250	*	ANI Pharmaceuticals, Inc.	1,814,962
54,250	*	Centene Corporation	4,361,700
106,000	*	DepoMed, Inc.	2,274,760
63,275	*	Exactech, Inc.	1,318,018
34,000		Hill-Rom Holdings, Inc.	1,847,220
117,750	*	Horizon Pharma, PLC	4,090,635
26,000	*	ICON, PLC	1,749,800

78

Shares		Security	Value
		Health Care (continued)
39,750	*	Lannett Company, Inc.	$ 2,362,740
47,475		Omnicare, Inc.	4,474,519
43,000		PerkinElmer, Inc.	2,263,520
63,200		Phibro Animal Health Corporation – Class “A”	2,461,008
32,500	*	Surgical Care Affilates, Inc.	1,247,350
300	*	Teladoc, Inc.	5,700
81,700	*	VWR Corporation	2,183,841
			32,455,773
		Industrials—16.1%
42,800		A.O. Smith Corporation	3,080,744
62,500		Advanced Drainage Systems, Inc.	1,833,125
51,500		Altra Industrial Motion Corporation	1,399,770
15,200		G&K Services, Inc. – Class “A”	1,050,928
37,300	*	Generac Holdings, Inc.	1,482,675
40,500		Greenbrier Companies, Inc.	1,897,425
20,000		Industrial Select Sector SPDR Fund (ETF)	1,081,200
65,000		ITT Corporation	2,719,600
73,425		Kforce, Inc.	1,679,230
140,975	*	NCI Building Systems, Inc.	2,124,493
25,000		Orbital ATK, Inc.	1,834,000
36,000	*	Patrick Industries, Inc.	1,369,800
3,500		Precision Castparts Corporation	699,545
33,950		Regal-Beloit Corporation	2,464,431
48,500		Ryder System, Inc.	4,237,445
20,050		Snap-On, Inc.	3,192,963
14,750		Standex International Corporation	1,178,968
9,400	*	United Rentals, Inc.	823,628
55,000	*	Univar, Inc.	1,431,650
			35,581,620
		Information Technology—15.3%
42,125	*	Advanced Energy Industries, Inc.	1,158,016
64,500	*	ARRIS Group, Inc.	1,973,700
29,925		Avnet, Inc.	1,230,217
61,000		CDW Corporation	2,091,080
61,625	*	CommScope Holding Company, Inc.	1,880,179
16,750		IAC/InterActiveCorp	1,334,305
11,000		iShares U.S. Technology ETF (ETF)	1,151,370
78,000	*	JDS Uniphase Corporation	903,240
102,225		Mentor Graphics Corporation	2,701,807

79

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2015

Shares		Security		Value
		Information Technology (continued)
71,475		Methode Electronics, Inc.		$ 1,961,989
53,025	*	Microsemi Corporation		1,853,224
33,000		MKS Instruments, Inc.		1,252,020
62,500	*	Newport Corporation		1,185,000
93,000	*	Orbotech, Ltd.		1,934,400
32,000	*	OSI Systems, Inc.		2,265,280
67,000	*	PTC, Inc.		2,748,340
88,200	*	QLogic Corporation		1,251,558
15,000	*	Qorvo, Inc.		1,204,050
25,100	*	Synaptics, Inc.		2,177,048
28,500	*	Verint Systems, Inc.		1,731,232
				33,988,055
		Materials—4.5%
39,700		AptarGroup, Inc.		2,531,669
130,000	*	Ferro Corporation		2,181,400
20,000		Huntsman Corporation		441,400
22,500		MeadWestvaco Corporation		1,061,775
16,000		Olin Corporation		431,200
20,200		Sensient Technologies Corporation		1,380,468
73,700	*	Trinseo SA		1,978,108
				10,006,020
		Utilities—3.2%
25,000		AGL Resources, Inc.		1,164,000
70,000	*	Dynegy, Inc.		2,047,500
40,100		Portland General Electric Company		1,329,716
25,000		SCANA Corporation		1,266,250
29,000		WEC Energy Group, Inc.		1,304,130
				7,111,596
Total Value of Common Stocks (cost $172,680,381)			98.8%	219,050,027
Other Assets, Less Liabilities			1.2	2,555,296
Net Assets			100.0%	$221,605,323

* Non-income producing

Summary of Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

80

The Fund’s asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$219,050,027	$—	$—	$219,050,027

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	81

Fund Expenses (unaudited)
TARGET MATURITY 2015 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Expense Examples
Actual	$1,000.00	$998.18	$3.72
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.07	$3.76

* Expenses are equal to the annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

82

Portfolio of Investments
TARGET MATURITY 2015 FUND
June 30, 2015

Principal		Effective
Amount	Security	Yield†	Value
	U.S. GOVERNMENT AGENCY ZERO COUPON
	OBLIGATIONS—76.2%
	Agency For International Development – Israel:
$ 698M	9/15/2015	0.22%	$ 697,677
2,134M	11/15/2015	0.29	2,131,650
	Fannie Mae:
243M	8/12/2015	0.18	242,948
600M	9/23/2015	(0.01)	600,019
2,208M	11/15/2015	0.29	2,205,609
	Freddie Mac:
930M	9/15/2015	0.21	929,594
830M	9/15/2015	0.22	829,621
2,727M	Resolution Funding Corporation, 10/15/2015	0.22	2,725,285
2,000M	Tennessee Valley Authority, 11/1/2015	0.32	1,997,874
Total Value of U.S. Government Agency Zero
Coupon Obligations (cost $12,166,923)			12,360,277
	U.S. GOVERNMENT ZERO COUPON
	OBLIGATIONS—23.8%
3,855M	U.S. Treasury Strips, 11/15/2015 (cost $3,773,048)	0.07	3,853,994
Total Value of Investments (cost $15,939,971)	100.0%		16,214,271
Other Assets, Less Liabilities	—		3,925
Net Assets	100.0%		$16,218,196

† The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2015.

83

Portfolio of Investments (continued)
TARGET MATURITY 2015 FUND
June 30, 2015

The Fund’s asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Zero
Coupon Obligations	$—	$12,360,277	$—	$12,360,277
U.S. Government Zero Coupon
Obligations	—	3,853,994	—	3,853,994
Total Investments in Securities	$—	$16,214,271	$—	$16,214,271

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

84	See notes to financial statements

Fund Expenses (unaudited)
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)*
Expense Examples
Actual	$1,000.00	$1,012.63	$4.64
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.18	$4.66

* Expenses are equal to the annualized expense ratio of .93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on the total value of investments.

85

Portfolio of Investments
TOTAL RETURN FUND
June 30, 2015

Shares		Security	Value
		COMMON STOCKS—57.8%
		Consumer Discretionary—9.7%
5,250		American Eagle Outfitters, Inc.	$ 90,405
2,700		BorgWarner, Inc.	153,468
4,400		CBS Corporation – Class “B”	244,200
3,150		Delphi Automotive, PLC	268,034
2,700		Foot Locker, Inc.	180,927
6,150		Ford Motor Company	92,311
1,350		GNC Holdings, Inc. – Class “A”	60,048
2,600		Hanesbrands, Inc.	86,632
1,000		Harman International Industries, Inc.	118,940
1,900		Home Depot, Inc.	211,147
4,200	*	Jarden Corporation	217,350
3,750		Johnson Controls, Inc.	185,737
2,100		L Brands, Inc.	180,033
2,000		Lear Corporation	224,520
1,500		Magna International, Inc.	84,135
3,400		Newell Rubbermaid, Inc.	139,774
1,800		Penske Automotive Group, Inc.	93,798
3,900		Stein Mart, Inc.	40,833
2,300		Tupperware Brands Corporation	148,442
1,700		Walt Disney Company	194,038
900		Whirlpool Corporation	155,745
550		Wyndham Worldwide Corporation	45,051
			3,215,568
		Consumer Staples—5.0%
4,700		Altria Group, Inc.	229,877
2,400		Avon Products, Inc.	15,024
3,700		Coca-Cola Company	145,151
2,800		CVS Health Corporation	293,664
1,800		Delhaize Group (ADR)	37,134
1,500		Koninklijke Ahold NV (ADR)	28,305
3,900		Nu Skin Enterprises, Inc. – Class “A”	183,807
1,700		PepsiCo, Inc.	158,678
3,100		Philip Morris International, Inc.	248,527
1,050		Procter & Gamble Company	82,152
2,300		Tyson Foods, Inc. – Class “A”	98,049
1,700		Wal-Mart Stores, Inc.	120,581
			1,640,949

86

Shares	Security	Value
	Energy—4.1%
1,400	Anadarko Petroleum Corporation	$ 109,284
400	Chevron Corporation	38,588
2,300	ConocoPhillips	141,243
2,400	Devon Energy Corporation	142,776
1,000	Ensco, PLC – Class “A”	22,270
2,000	ExxonMobil Corporation	166,400
1,000	Hess Corporation	66,880
3,100	Marathon Oil Corporation	82,274
3,950	Marathon Petroleum Corporation	206,624
1,500	National Oilwell Varco, Inc.	72,420
700	Noble Corporation, PLC	10,773
950	Occidental Petroleum Corporation	73,882
1,200	Phillips 66	96,672
500	Schlumberger, Ltd.	43,095
3,600	Suncor Energy, Inc.	99,072
		1,372,253
	Financials—6.1%
2,600	American Express Company	202,072
1,500	Ameriprise Financial, Inc.	187,395
5,500	Brixmor Property Group, Inc. (REIT)	127,215
500	Citizens Financial Group, Inc.	13,655
2,100	Discover Financial Services	121,002
900	Financial Select Sector SPDR Fund (ETF)	21,942
600	iShares Core S&P Mid-Cap ETF (ETF)	89,988
1,250	iShares Russell 2000 ETF (ETF)	156,075
4,150	JPMorgan Chase & Company	281,204
600	Morgan Stanley	23,274
1,550	PNC Financial Services Group, Inc.	148,258
900	SPDR S&P 500 ETF Trust (ETF)	185,265
900	SPDR S&P Regional Banking (ETF)	39,744
4,100	Sunstone Hotel Investors, Inc. (REIT)	61,541
3,650	U.S. Bancorp	158,410
4,200	Urstadt Biddle Properties, Inc. – Class “A” (REIT)	78,456
2,450	Wells Fargo & Company	137,788
		2,033,284

87

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2015

Shares		Security	Value
		Health Care—11.1%
4,150		Abbott Laboratories	$ 203,682
3,450		AbbVie, Inc.	231,805
1,100	*	Allergan, PLC	333,806
1,800		Baxter International, Inc.	125,874
900		Cardinal Health, Inc.	75,285
1,700	*	Express Scripts Holding Company	151,198
4,200		Gilead Sciences, Inc.	491,736
1,700		Hill-Rom Holdings, Inc.	92,361
2,800		Johnson & Johnson	272,888
118	*	Mallinckrodt, PLC	13,891
700		McKesson Corporation	157,367
1,800		Medtronic, PLC	133,380
3,350		Merck & Company, Inc.	190,716
3,550	*	Mylan NV	240,903
1,300		Omnicare, Inc.	122,525
8,650		Pfizer, Inc.	290,035
2,200		Phibro Animal Health Corporation – Class “A”	85,668
2,700		Thermo Fisher Scientific, Inc.	350,352
2,500	*	VWR Corporation	66,825
1,100		Zoetis, Inc.	53,042
			3,683,339
		Industrials—6.0%
1,450		3M Company	223,735
2,800		Altra Industrial Motion Corporation	76,104
750		Caterpillar, Inc.	63,615
2,050	*	Generac Holdings, Inc.	81,487
2,400		General Electric Company	63,768
3,050		Greenbrier Companies, Inc.	142,892
2,200		Honeywell International, Inc.	224,334
2,350		ITT Corporation	98,324
250		Lockheed Martin Corporation	46,475
900		Nielsen NV	40,293
1,950		Ryder System, Inc.	170,372
900		Snap-On, Inc.	143,325
1,000	*	TAL International Group, Inc.	31,600
1,100		Textainer Group Holdings, Ltd.	28,611
3,650		Textron, Inc.	162,900
2,850		Tyco International, PLC	109,668

88

Shares		Security	Value
		Industrials (continued)
700	*	United Rentals, Inc.	$ 61,334
1,750		United Technologies Corporation	194,128
700	*	Univar, Inc.	18,221
			1,981,186
		Information Technology—11.5%
3,050		Apple, Inc.	382,546
3,350	*	ARRIS Group, Inc.	102,510
2,200		Avago Technologies, Ltd.	292,446
1,300		CDW Corporation	44,564
9,100		Cisco Systems, Inc.	249,886
1,000	*	eBay, Inc.	60,240
8,900		EMC Corporation	234,871
4,950		Hewlett-Packard Company	148,549
6,100		Intel Corporation	185,531
1,600		International Business Machines Corporation	260,256
5,150		Juniper Networks, Inc.	133,745
6,400		Mentor Graphics Corporation	169,152
3,000		Methode Electronics, Inc.	82,350
6,500		Microsoft Corporation	286,975
1,600	*	NXP Semiconductors NV	157,120
3,600		Oracle Corporation	145,080
2,100	*	PTC, Inc.	86,142
2,300	*	Qorvo, Inc.	184,621
2,600		QUALCOMM, Inc.	162,838
4,800		Symantec Corporation	111,600
1,900	*	Synaptics, Inc.	164,797
1,800		TE Connectivity, Ltd.	115,740
800	*	Yahoo!, Inc.	31,432
			3,792,991
		Materials—2.0%
2,600		Cytec Industries, Inc.	157,378
2,800		International Paper Company	133,252
3,500		MeadWestvaco Corporation	165,165
400		Praxair, Inc.	47,820
1,400		RPM International, Inc.	68,558
3,300	*	Trinseo SA	88,572
			660,745

89

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2015

Shares or
Principal
Amount		Security	Value
		Telecommunication Services—1.2%
4,900		AT&T, Inc.	$ 174,048
4,500		Verizon Communications, Inc.	209,745
			383,793
		Utilities—1.1%
1,100		AGL Resources, Inc.	51,216
4,650	*	Dynegy, Inc.	136,012
4,500		Exelon Corporation	141,390
850		NiSource, Inc.	38,752
			367,370
Total Value of Common Stocks (cost $17,101,861)			19,131,478
		CORPORATE BONDS—21.7%
		Agriculture—.3%
$ 100M		Cargill, Inc., 6%, 11/27/2017 (a)	110,519
		Automotive—.3%
100M		Johnson Controls, Inc., 5%, 3/30/2020	109,892
		Chemicals—.9%
100M		Agrium, Inc., 3.375%, 3/15/2025	95,274
100M		CF Industries, Inc., 3.45%, 6/1/2023	96,986
100M		Dow Chemical Co., 4.25%, 11/15/2020	106,926
			299,186
		Energy—2.3%
100M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	108,856
100M		Continental Resources, Inc., 5%, 9/15/2022	98,188
100M		DCP Midstream Operating, LP, 2.5%, 12/1/2017	96,958
100M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021	102,689
100M		Suncor Energy, Inc., 6.1%, 6/1/2018	111,592
100M		Valero Energy Corp., 9.375%, 3/15/2019	123,168
100M		Weatherford International, LLC, 6.35%, 6/15/2017	107,143
			748,594
		Financial Services—3.7%
100M		American Express Co., 7%, 3/19/2018	113,481
100M		American International Group, Inc., 6.4%, 12/15/2020	119,024
100M		Ameriprise Financial, Inc., 5.3%, 3/15/2020	113,099
100M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	98,251
100M		BlackRock, Inc., 5%, 12/10/2019	111,727

90

Principal
Amount	Security	Value
	Financial Services (continued)
	ERAC USA Finance, LLC:
$100M	4.5%, 8/16/2021 (a)	$ 108,106
100M	3.3%, 10/15/2022 (a)	98,239
100M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	122,237
100M	General Electric Capital Corp., 5.625%, 9/15/2017	108,927
100M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	107,657
100M	Prudential Financial, Inc., 7.375%, 6/15/2019	118,670
		1,219,418
	Financials—4.5%
	Bank of America Corp.:
100M	5.65%, 5/1/2018	109,923
100M	5%, 5/13/2021	109,917
100M	Barclays Bank, PLC, 5.125%, 1/8/2020	111,299
100M	Citigroup, Inc., 6.125%, 11/21/2017	110,059
100M	Deutsche Bank AG London, 3.7%, 5/30/2024	98,939
100M	Fifth Third Bancorp, 3.5%, 3/15/2022	101,859
200M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023	198,934
	JPMorgan Chase & Co.:
100M	6%, 1/15/2018	110,189
100M	4.5%, 1/24/2022	107,259
100M	Morgan Stanley, 6.625%, 4/1/2018	112,248
100M	SunTrust Banks, Inc., 6%, 9/11/2017	109,221
100M	U.S. Bancorp, 3.6%, 9/11/2024	100,644
100M	Wells Fargo & Co., 4.6%, 4/1/2021	109,631
		1,490,122
	Food/Beverage/Tobacco—.7%
100M	Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044	100,895
100M	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019	119,457
		220,352
	Forest Products/Containers—.3%
100M	Rock-Tenn Co., 4.9%, 3/1/2022	107,831
	Health Care—1.0%
100M	Biogen, Inc., 6.875%, 3/1/2018	113,222
100M	Express Scripts Holding Co., 4.75%, 11/15/2021	108,660
100M	Laboratory Corp. of America Holdings, 3.2%, 2/1/2022	98,734
		320,616

91

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2015

Principal
Amount	Security	Value
	Information Technology—.3%
$ 100M	Apple, Inc., 2.5%, 2/9/2025	$ 93,888
	Manufacturing—.3%
100M	Tyco Electronics Group SA, 6.55%, 10/1/2017	111,017
	Media-Broadcasting—.9%
100M	CBS Corp., 3.375%, 3/1/2022	98,930
100M	Comcast Corp., 5.15%, 3/1/2020	112,638
100M	DirecTV Holdings, LLC, 3.8%, 3/15/2022	100,723
		312,291
	Metals/Mining—.3%
100M	Newmont Mining Corp., 5.125%, 10/1/2019	108,741
	Real Estate Investment Trusts—2.0%
100M	Boston Properties, LP, 5.875%, 10/15/2019	113,643
100M	Digital Realty Trust, LP, 5.25%, 3/15/2021	109,571
100M	HCP, Inc., 5.375%, 2/1/2021	110,452
100M	ProLogis, LP, 3.35%, 2/1/2021	102,272
100M	Simon Property Group, LP, 3.375%, 10/1/2024	99,474
100M	Ventas Realty, LP, 4.75%, 6/1/2021	108,491
		643,903
	Retail-General Merchandise—1.0%
100M	Amazon.com, Inc., 4.8%, 12/5/2034	99,641
100M	GAP, Inc., 5.95%, 4/12/2021	113,068
100M	Home Depot, Inc., 5.875%, 12/16/2036	120,597
		333,306
	Telecommunications—.3%
100M	Verizon Communications, Inc., 5.15%, 9/15/2023	109,669
	Transportation—1.0%
100M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	107,920
100M	GATX Corp., 5.2%, 3/15/2044	101,503
100M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	105,829
		315,252

92

Principal
Amount	Security	Value
	Utilities—1.6%
$ 100M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	$ 96,883
100M	Ohio Power Co., 5.375%, 10/1/2021	114,170
100M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	94,402
100M	Sempra Energy, 9.8%, 2/15/2019	125,696
100M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041	113,208
		544,359
Total Value of Corporate Bonds (cost $7,283,734)		7,198,956
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—4.8%
	Fannie Mae—4.0%
129M	3%, 1/1/2045 – 7/14/2045 (b)	128,118
582M	3.5%, 11/1/2028 – 7/14/2045 (b)	611,946
207M	4%, 7/1/2041 – 7/14/2045 (b)	219,163
159M	4.5%, 8/1/2041	172,579
155M	5%, 3/1/2042 (b)	172,612
		1,304,418
	Freddie Mac—.8%
136M	3.5%, 11/1/2042 – 7/1/2044	140,331
120M	4%, 7/1/2044 – 4/1/2045	127,185
		267,516
Total Value of Residential Mortgage-Backed Securities (cost $1,569,727)		1,571,934
	U.S. GOVERNMENT OBLIGATIONS—4.4%
100M	U.S. Treasury Bonds, 3.125%, 8/15/2044	100,180
	U.S. Treasury Notes:
500M	0.06%, 1/31/2016 †	500,011
100M	0.089%, 4/30/2017 †	100,000
100M	0.099%, 1/31/2017 †	100,061
150M	2%, 2/15/2023	148,371
500M	0.625%, 1/15/2024 (TIPS)	516,273

Total Value of U.S. Government Obligations (cost $1,483,841)		1,464,896

93

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2015

Principal
Amount	Security	Value
	MUNICIPAL BONDS—2.0%
$ 100M	Crystal City, TX Indep. Sch. Dist. GO, 5%, 2/15/2034 (b)	$ 113,917
200M	Jackson, MS State Univ. Edl. Bldg. Corp. Rev., 5%, 3/1/2031	224,944
100M	New York City, NY Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
	Rev., 5%, 6/15/2039	112,028
100M	Pennsylvania State GO, 5%, 8/15/2022	116,108
100M	Yale University, CT, 2.086%, 4/15/2019	101,106
Total Value of Municipal Bonds (cost $672,704)		668,103
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.7%
	Fannie Mae:
300M	1.75%, 11/26/2019	301,767
250M	2.36%, 12/14/2022	246,129
Total Value of U.S. Government Agency Obligations (cost $546,287)		547,896
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—7.2%
	Federal Home Loan Bank:
500M	0.065%, 8/5/2015	499,986
1,600M	0.06%, 8/7/2015	1,599,950
300M	0.045%, 8/18/2015	299,988
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,399,852)		2,399,924
Total Value of Investments (cost $31,058,006)	99.6%	32,983,187
Other Assets, Less Liabilities	.4	122,215
Net Assets	100.0%	$33,105,402

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).
(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).
†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2015.

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
GO	General Obligation
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation-Protected Securities

94

The Fund’s asset and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$19,131,478	$—	$—	19,131,478
Corporate Bonds	—	7,198,956	—	7,198,956
Residential Mortgage-Backed
Securities	—	1,571,934	—	1,571,934
U.S. Government Obligations	—	1,464,896	—	1,464,896
Municipal Bonds	—	668,103	—	668,103
U.S. Government Agency
Obligations	—	547,896	—	547,896
Short-Term U.S. Government
Agency Obligations	—	2,399,924	—	2,399,924
Total Investments in Securities*	$19,131,478	$13,851,709	$—	$32,983,187

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	95

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2015

	CASH	EQUITY	FUND FOR		GROWTH &		INVESTMENT
	MANAGEMENT	INCOME	INCOME	GOVERNMENT	INCOME	INTERNATIONAL	GRADE
Assets
Investments in securities:
At identified cost	$7,208,930	$80,179,673	$96,847,474	$29,819,461	$295,544,276	$97,829,259	$59,705,094

At value (Note 1A)	$7,208,930	$107,634,711	$97,024,187	$29,686,673	$492,565,964	$133,284,371	$61,020,394
Cash	239,608	2,544,198	2,484,526	896,260	416,921	580,948	595,473
Receivables:
Investment securities sold	—	92,154	908,582	911,067	752,886	—	667,764
Interest and dividends	61	182,943	1,355,780	114,522	569,567	446,018	759,334
Trust shares sold	150,792	102,353	6,415	5,304	64,192	94,562	23,127
Other assets	1,025	8,200	7,768	2,476	37,236	10,209	4,786

Total Assets	7,600,416	110,564,559	101,787,258	31,616,302	494,406,766	134,416,108	63,070,878

Liabilities
Payables:
Investment securities purchased	—	415,881	1,171,508	1,166,141	437,385	59,086	99,867
Trust shares redeemed	713,477	27,315	93,264	27,272	288,360	43,193	38,233
Accrued advisory fees	—	73,744	66,570	15,955	327,501	89,472	33,091
Accrued expenses	8,658	17,030	20,698	11,906	40,254	50,115	13,334
Total Liabilities	722,135	533,970	1,352,040	1,221,274	1,093,500	241,866	184,525
Net Assets	$6,878,281	$110,030,589	$100,435,218	$30,395,028	$493,313,266	$134,174,242	$62,886,353
Net Assets Consist of:
Capital paid in	$6,878,281	$79,226,915	$120,046,833	$30,912,511	$276,501,204	$108,064,982	$63,180,296
Undistributed net investment income (deficit)	—	1,034,576	1,731,358	259,266	3,260,933	1,157,498	(95,192)
Accumulated net realized gain (loss) on investments
and foreign currency transactions	—	2,314,060	(21,519,686)	(643,961)	16,529,441	(10,505,161)	(1,514,051)
Net unrealized appreciation (depreciation) in value
of investments and foreign currency transactions	—	27,455,038	176,713	(132,788)	197,021,688	35,456,923	1,315,300
Total	$6,878,281	$110,030,589	$100,435,218	$30,395,028	$493,313,266	$134,174,242	$62,886,353
Shares of beneficial interest outstanding (Note 2)	6,878,281	5,410,155	15,823,993	3,133,241	10,820,589	6,323,127	5,866,684

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$1.00	$20.34	$6.35	$9.70	$45.59	$21.22	$10.72

96	See notes to financial statements	97

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2015

	LIMITED
	DURATION
	HIGH QUALITY		REAL	SELECT	SPECIAL	TARGET	TOTAL
	BOND	OPPORTUNITY	ESTATE	GROWTH	SITUATIONS	MATURITY 2015	RETURN
Assets
Investments in securities:
At identified cost	$3,333,394	$30,022,892	$3,303,548	$33,979,612	$172,680,381	$15,939,971	$31,058,006

At value (Note 1A)	$3,324,617	$34,359,440	$3,095,672	$45,515,414	$219,050,027	$16,214,271	$32,983,187
Cash	154,571	1,034,291	331,445	1,589,975	533,170	20,762	207,815
Receivables:
Investment securities sold	—	536,438	35,866	—	2,719,741	—	124,210
Interest and dividends	20,982	21,184	10,443	26,709	153,222	—	122,244
Trust shares sold	70,969	183,282	11,795	84,337	88,077	659	342,337
Other assets	109	1,724	—	3,062	15,617	1,527	1,880
Total Assets	3,571,248	36,136,359	3,485,221	47,219,497	222,559,854	16,237,219	33,781,673

Liabilities
Payables:
Investment securities purchased	108,764	164,930	143,561	—	669,459	—	633,923
Trust shares redeemed	73	930	—	46,870	113,584	1,231	4,347
Accrued advisory fees	1,714	23,615	2,012	31,200	148,039	8,568	21,623
Accrued expenses	13,292	16,427	8,408	9,479	23,449	9,224	16,378
Total Liabilities	123,843	205,902	153,981	87,549	954,531	19,023	676,271
Net Assets	$3,447,405	$35,930,457	$3,331,240	$47,131,948	$221,605,323	$16,218,196	$33,105,402

Net Assets Consist of:
Capital paid in	$3,464,532	$31,297,720	$3,527,844	$32,452,200	$162,457,736	$15,542,505	$30,982,882
Undistributed net investment income (deficit)	(7,294)	75,443	12,804	158,062	290,242	394,505	70,527
Accumulated net realized gain (loss) on investments	(1,056)	220,746	(1,532)	2,985,884	12,487,699	6,886	126,812
Net unrealized appreciation (depreciation) in value
of investments	(8,777)	4,336,548	(207,876)	11,535,802	46,369,646	274,300	1,925,181
Total	$3,447,405	$35,930,457	$3,331,240	$47,131,948	$221,605,323	$16,218,196	$33,105,402

Shares of beneficial interest outstanding (Note 2)	354,928	2,281,605	354,864	3,317,879	6,289,468	1,267,569	2,684,373

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$9.71	$15.75	$9.39	$14.21	$35.23	$12.79	$12.33

98	See notes to financial statements	99

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2015

	CASH	EQUITY	FUND FOR		GROWTH &			INVESTMENT
	MANAGEMENT	INCOME	INCOME	GOVERNMENT	INCOME	INTERNATIONAL		GRADE
Investment Income
Income:
Interest	$3,789	$972	$2,876,780	$375,484	$369	$47		$1,206,144
Dividends	—	1,485,967 (a)	—	—	5,206,636 (b)	1,757,030	(c)	—

Total income	3,789	1,486,939	2,876,780	375,484	5,207,005	1,757,077		1,206,144

Expenses (Notes 1 and 4):
Advisory fees	28,745	414,612	374,754	113,951	1,829,877	504,506		236,292
Professional fees	9,724	13,098	12,303	9,424	37,948	15,971		9,345
Custodian fees and expenses	3,060	5,924	8,720	4,719	11,438	49,838		4,494
Reports and notices to shareholders	1,300	8,950	8,900	3,129	35,650	10,625		5,600
Registration fees	82	179	186	49	185	187		138
Trustees’ fees	227	3,001	2,714	833	13,504	3,656		1,724
Other expenses	716	6,977	21,877	6,924	19,302	14,823		5,593

Total expenses	43,854	452,741	429,454	139,029	1,947,904	599,606		263,186
Less: Expenses waived and/or assumed	(40,065)	—	—	(22,790)	—	—		(47,258)
Expenses paid indirectly	—	(399)	(314)	(31)	(1,800)	—		(80)

Net expenses	3,789	452,342	429,140	116,208	1,946,104	599,606		215,848
Net investment income	—	1,034,597	2,447,640	259,276	3,260,901	1,157,471		990,296

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 3):
Net realized gain (loss) on:
Investments	—	2,384,384	(1,888,813)	(56,489)	18,055,201	1,228,681		391,664
Foreign currency transactions	—	—	—	—	—	31,140		—

Net realized gain (loss) on investments and
foreign currency transactions	—	2,384,384	(1,888,813)	(56,489)	18,055,201	1,259,821		391,664
Net unrealized appreciation (depreciation) on investments	—	(2,749,330)	2,017,700	(265,617)	(9,210,424)	1,171,840		(1,485,634)

Net gain (loss) on investments and foreign
currency transactions	—	(364,946)	128,887	(322,106)	8,844,777	2,431,661		(1,093,970)
Net Increase (Decrease) in Net Assets Resulting
from Operations	$—	$669,651	$2,576,527	$(62,830)	$12,105,678	$3,589,132		$(103,674)

(a) Net of $4,120 foreign taxes withheld
(b) Net of $12,956 foreign taxes withheld
(c) Net of $204,613 foreign taxes withheld

100	See notes to financial statements	101

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2015

	LIMITED
	DURATION
	HIGH QUALITY			REAL	SELECT	SPECIAL	TARGET	TOTAL
	BOND	OPPORTUNITY		ESTATE*	GROWTH	SITUATIONS	MATURITY 2015	RETURN
Investment Income
Income:
Interest	$15,531	$—		$—	$64	$474	$457,648	$125,988
Dividends	4,316	219,141	(d)	25,268	346,695	1,160,175	—	189,296 (e)

Total income	19,847	219,141		25,268	346,759	1,160,649	457,648	315,284

Expenses (Notes 1 and 4):
Advisory fees	11,240	118,592		3,738	171,384	810,185	62,999	115,360
Professional fees	11,434	7,433		6,538	7,969	21,001	6,642	7,168
Custodian fees and expenses	2,263	10,590		1,000	1,454	6,888	2,118	11,453
Reports and notices to shareholders	500	3,100		50	4,000	16,050	1,650	3,800
Registration fees	64	179		210	188	183	78	180
Trustees’ fees	77	814		9	1,226	5,802	467	813
Other expenses	2,182	3,084		919	2,487	11,061	1,789	4,653

Total expenses	27,760	143,792		12,464	188,708	871,170	75,743	143,427
Less: Expenses waived	(2,248)	—		—	—	—	(12,600)	—
Expenses paid indirectly	(17)	(99)		—	—	(764)	(5)	(103)

Net expenses	25,495	143,693		12,464	188,708	870,406	63,138	143,324

Net investment income (loss)	(5,648)	75,448		12,804	158,051	290,243	394,510	171,960

Realized and Unrealized Gain (Loss) on Investments
(Note 3):
Net realized gain (loss) on investments	(1,056)	556,347		(1,532)	2,986,209	12,637,592	11,554	185,751

Net unrealized appreciation (depreciation) on investments	(2,369)	1,072,070		(207,876)	(1,004,205)	4,028,218	(428,136)	(18,191)

Net gain (loss) on investments	(3,425)	1,628,417		(209,408)	1,982,004	16,665,810	(416,582)	167,560

Net Increase (Decrease) in Net Assets Resulting
from Operations	$(9,073)	$1,703,865		$(196,604)	$2,140,055	$16,956,053	$(22,072)	$339,520

*	From May 1, 2015 (commencement of operations) to June 30, 2015.
(d)	Net of $126 foreign taxes withheld
(e)	Net of $479 foreign taxes withheld

102	See notes to financial statements	103

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	CASH MANAGEMENT		EQUITY INCOME		FUND FOR INCOME		GOVERNMENT
	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to
	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14
Increase (Decrease) in Net Assets From Operations
Net investment income	$—	$—	$1,034,597	$1,821,748	$2,447,640	$4,814,307	$259,276	$557,861
Net realized gain (loss) on investments	—	—	2,384,384	3,841,139	(1,888,813)	389,912	(56,489)	155,039
Net unrealized appreciation (depreciation)
of investments	—	—	(2,749,330)	2,582,413	2,017,700	(4,402,351)	(265,617)	210,134

Net increase (decrease) in net assets resulting
from operations	—	—	669,651	8,245,300	2,576,527	801,868	(62,830)	923,034

Distributions to Shareholders
Net investment income	—	—	(1,821,769)	(1,692,596)	(5,371,141)	(5,169,204)	(691,893)	(784,013)
Net realized gains	—	—	(3,844,993)	(4,129,108)	—	—	—	—
Total distributions	—	—	(5,666,762)	(5,821,704)	(5,371,141)	(5,169,204)	(691,893)	(784,013)

Trust Share Transactions
Proceeds from shares sold	13,850,464	42,552,656	2,595,020	8,118,552	2,665,531	8,401,510	782,081	2,155,159
Reinvestment of distributions	—	—	5,666,762	5,821,704	5,371,141	5,169,204	691,893	784,013
Cost of shares redeemed	(16,949,717)	(43,527,282)	(2,775,622)	(5,450,729)	(3,456,537)	(5,742,002)	(1,035,034)	(2,850,062)

Net increase (decrease) from trust share transactions	(3,099,253)	(974,626)	5,486,160	8,489,527	4,580,135	7,828,712	438,940	89,110

Net increase (decrease) in net assets	(3,099,253)	(974,626)	489,049	10,913,123	1,785,521	3,461,376	(315,783)	228,131

Net Assets
Beginning of period	9,977,534	10,952,160	109,541,540	98,628,417	98,649,697	95,188,321	30,710,811	30,482,680

End of period †	$6,878,281	$9,977,534	$110,030,589	$109,541,540	$100,435,218	$98,649,697	$30,395,028	$30,710,811

†Includes undistributed net investment income of	$—	$—	$1,034,576	$1,821,748	$1,731,358	$4,654,859	$259,266	$691,883

Trust Shares Issued and Redeemed
Sold	13,850,464	42,552,656	124,468	393,394	413,650	1,253,054	79,743	218,414
Issued for distributions reinvested	—	—	273,229	296,119	844,519	780,847	70,673	80,247
Redeemed	(16,949,717)	(43,527,282)	(132,910)	(264,808)	(538,192)	(855,036)	(105,028)	(288,676)

Net increase (decrease) in trust shares outstanding	(3,099,253)	(974,626)	264,787	424,705	719,977	1,178,865	45,388	9,985

104	See notes to financial statements	105

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

							LIMITED DURATION
	GROWTH & INCOME		INTERNATIONAL		INVESTMENT GRADE		HIGH QUALITY BOND
	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to	1/1/15 to	7/1/14 to
	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14 *
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$3,260,901	$5,622,556	$1,157,471	$1,463,608	$990,296	$1,701,642	$(5,648)	$(32,501)
Net realized gain (loss) on investments and
foreign currency transactions	18,055,201	25,731,545	1,259,821	2,973,428	391,664	1,216,895	(1,056)	233
Net unrealized appreciation (depreciation) of investments
and foreign currency transactions	(9,210,424)	4,161,730	1,171,840	(1,381,288)	(1,485,634)	538,790	(2,369)	(6,408)

Net increase (decrease) in net assets resulting
from operations	12,105,678	35,515,831	3,589,132	3,055,748	(103,674)	3,457,327	(9,073)	(38,676)

Distributions to Shareholders
Net investment income	(5,622,525)	(5,573,499)	(1,462,160)	(1,447,791)	(2,627,252)	(2,449,388)	—	—
Net realized gains	(25,760,338)	(3,093,486)	—	—	—	—	—	—

Total distributions	(31,382,863)	(8,666,985)	(1,462,160)	(1,447,791)	(2,627,252)	(2,449,388)	—	—

Trust Share Transactions
Proceeds from shares sold	3,107,839	9,943,269	2,079,457	5,628,877	2,004,481	5,433,008	955,742	2,619,930
Reinvestment of distributions	31,382,863	8,666,985	1,462,160	1,447,791	2,627,252	2,449,388	—	—
Cost of shares redeemed	(14,496,856)	(27,285,089)	(2,768,053)	(5,892,325)	(2,217,170)	(4,251,021)	(60,523)	(19,995)

Net increase (decrease) from trust share transactions	19,993,846	(8,674,835)	773,564	1,184,343	2,414,563	3,631,375	895,219	2,599,935

Net increase (decrease) in net assets	716,661	18,174,011	2,900,536	2,792,300	(316,363)	4,639,314	886,146	2,561,259

Net Assets
Beginning of period	492,596,605	474,422,594	131,273,706	128,481,406	63,202,716	58,563,402	2,561,259	—

End of period †	$493,313,266	$492,596,605	$134,174,242	$131,273,706	$62,886,353	$63,202,716	$3,447,405	$2,561,259

†Includes undistributed net investment income (deficit) of	$3,260,933	$5,622,557	$1,157,498	$1,462,187	$(95,192)	$1,541,764	$(7,294)	$(1,646)

Trust Shares Issued and Redeemed
Sold	66,577	218,789	96,725	265,505	182,875	490,396	98,093	265,066
Issued for distributions reinvested	678,695	197,516	67,381	69,372	241,253	226,167	—	—
Redeemed	(309,464)	(600,449)	(129,010)	(277,543)	(200,564)	(384,124)	(6,194)	(2,037)

Net increase (decrease) in trust shares outstanding	435,808	(184,144)	35,096	57,334	223,564	332,439	91,899	263,029

*From July 1, 2014 (commencement of operations) to December 31, 2014.

106	See notes to financial statements	107

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	OPPORTUNITY		REAL ESTATE	SELECT GROWTH		SPECIAL SITUATIONS
	1/1/15 to	1/1/14 to	5/1/15 to	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to
	6/30/15	12/31/14	6/30/15 *	6/30/15	12/31/14	6/30/15	12/31/14
Increase (Decrease) in Net Assets From Operations
Net investment income	$75,448	$60,296	$12,804	$158,051	$167,049	$290,243	$1,331,338
Net realized gain (loss) on investments	556,347	(326,693)	(1,532)	2,986,209	2,393,581	12,637,592	9,214,245
Net unrealized appreciation (depreciation)
of investments	1,072,070	1,563,896	(207,876)	(1,004,205)	2,427,906	4,028,218	1,898,988

Net increase (decrease) in net assets resulting
from operations	1,703,865	1,297,499	(196,604)	2,140,055	4,988,536	16,956,053	12,444,571

Distributions to Shareholders
Net investment income	(60,301)	—	—	(167,038)	(125,761)	(1,331,340)	(948,767)
Net realized gains	—	(7,787)	—	(2,393,572)	(41,015)	(9,169,641)	(33,976,971)

Total distributions	(60,301)	(7,787)	—	(2,560,610)	(166,776)	(10,500,981)	(34,925,738)

Trust Share Transactions
Proceeds from shares sold	7,562,801	13,087,780	3,528,491	2,644,153	5,841,359	1,621,238	5,127,856
Reinvestment of distributions	60,301	7,787	—	2,560,610	166,776	10,500,981	34,925,738
Cost of shares redeemed	(816,058)	(532,614)	(647)	(1,239,023)	(2,249,337)	(5,917,477)	(9,841,042)

Net increase from trust share transactions	6,807,044	12,562,953	3,527,844	3,965,740	3,758,798	6,204,742	30,212,552

Net increase in net assets	8,450,608	13,852,665	3,331,240	3,545,185	8,580,558	12,659,814	7,731,385

Net Assets
Beginning of period	27,479,849	13,627,184	—	43,586,763	35,006,205	208,945,509	201,214,124

End of period †	$35,930,457	$27,479,849	$3,331,240	$47,131,948	$43,586,763	$221,605,323	$208,945,509

†Includes undistributed net investment income of	$75,443	$60,296	$12,804	$158,062	$167,049	$290,242	$1,331,339

Trust Shares Issued and Redeemed
Sold	482,936	915,743	354,929	184,648	437,045	46,719	151,084
Issued for distributions reinvested.	3,867	552	—	180,198	12,878	307,676	1,082,297
Redeemed	(52,231)	(37,007)	(65)	(86,399)	(168,982)	(170,002)	(291,150)

Net increase in trust shares outstanding	434,572	879,288	354,864	278,447	280,941	184,393	942,231

*From May 1, 2015 (commencement of operations) to June 30, 2015.

108	See notes to financial statements	109

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	TARGET MATURITY 2015		TOTAL RETURN
	1/1/15 to	1/1/14 to	1/1/15 to	1/1/14 to
	6/30/15	12/31/14	6/30/15	12/31/14
Increase (Decrease) in Net Assets From Operations
Net investment income	$394,510	$884,671	$171,960	$199,218
Net realized gain (loss) on investments	11,554	212,133	185,751	(39,546)
Net unrealized appreciation (depreciation)
of investments	(428,136)	(1,096,401)	(18,191)	1,077,249

Net increase (decrease) in net assets resulting
from operations	(22,072)	403	339,520	1,236,921

Distributions to Shareholders
Net investment income	(884,676)	(961,279)	(305,447)	(17,034)
Net realized gains	(212,132)	(383,900)	—	—

Total distributions	(1,096,808)	(1,345,179)	(305,447)	(17,034)

Trust Share Transactions
Proceeds from shares sold	200,628	724,447	4,943,257	14,856,310
Reinvestment of distributions.	1,096,808	1,345,179	305,447	17,034
Cost of shares redeemed	(1,714,288)	(3,726,820)	(773,848)	(939,053)

Net increase (decrease) from trust share transactions	(416,852)	(1,657,194)	4,474,856	13,934,291

Net increase (decrease) in net assets	(1,535,732)	(3,001,970)	4,508,929	15,154,178

Net Assets
Beginning of period	17,753,928	20,755,898	28,596,473	13,442,295

End of period †	$16,218,196	$17,753,928	$33,105,402	$28,596,473

†Includes undistributed net investment income of	$394,505	$884,671	$70,527	$204,014

Trust Shares Issued and Redeemed
Sold	15,013	52,786	396,261	1,245,483
Issued for distributions reinvested	85,621	98,260	24,416	1,461
Redeemed	(131,957)	(267,514)	(62,100)	(78,453)

Net increase (decrease) in trust shares outstanding	(31,323)	(116,468)	358,577	1,168,491

110	See notes to financial statements	111

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2015

1. Significant Accounting Policies—First Investors Life Series Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Cash Management Fund, Equity Income Fund, Fund For Income, Government Fund, Growth & Income Fund, International Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund, Target Maturity 2015 Fund and Total Return Fund (each a “Fund”, collectively, “the Funds”), and accounts separately for the assets, liabilities and operations of each Fund. Each Fund is diversified except for Real Estate Fund which is non-diversified. The objective of each Fund as of June 30, 2015 is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Equity Income Fund seeks total return.

Fund For Income seeks high current income.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth & Income Fund seeks long-term growth of capital and current income.

International Fund primarily seeks long-term capital growth.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Limited Duration High Quality Bond Fund seeks current income consistent with low volatility of principal.

Opportunity Fund seeks long-term capital growth.

Real Estate Fund seeks total return.

Select Growth Fund seeks long-term growth of capital.

Special Situations Fund seeks long-term growth of capital.

Target Maturity 2015 Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund’s maturity, consistent with the preservation of capital.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

112

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust’s Board of Trustees (“the Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of First Investors Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use estimates from a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair

113

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2015

value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates and loan participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized in Level 3. Short-term notes that are valued at amortized cost by the Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of June 30, 2015, for each Fund’s investments is included following each Fund’s portfolio of investments.

B. Federal Income Tax—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with

114

the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2014, capital loss carryovers were as follows:

						Not Subject
	Year Capital Loss Carryovers Expire					to Expiration
Fund	Total	2015	2016	2017	2018	Long Term	Short Term
Fund For Income	$19,630,623	$433,726	$3,694,844	$15,502,053	$ —	$ —	$ —
Government	587,472	37,942	—	—	—	—	549,530
International	11,232,146	—	1,810,164	8,389,229	1,032,753	—	—
Investment Grade	1,905,026	—	759,925	1,145,101	—	—	—
Opportunity	288,052	—	—	—	—	—	288,052
Total Return	40,068	—	—	—	—	—	40,068

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 – 2014, or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Foreign Currency Translations and Transactions—The accounting records of the International Fund (the “Fund”) are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the prevailing rates of exchange on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

115

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2015

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of spot currency transactions and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders—The Separate Accounts, which own the shares of the Funds, will receive all dividends and other distributions by them. All dividends and distributions are reinvested by the Separate Accounts in additional shares of the distributing Funds. Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends, if any, from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sale losses, late loss deferrals, post-October capital losses, net operating losses and foreign currency transactions.

E. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost of securities is determined and gains and losses are based on the identified cost basis for securities for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Interest income on zero coupon

116

bonds and step bonds is accrued daily at the effective interest rate. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Bank of New York Mellon serves as custodian for the Funds and may provide credits against custodian charges based on uninvested cash balances of the Funds. For the six months ended June 30, 2015, the Funds received credits in the amount of $447. For the period January 1, 2015 through March 15, 2015, Brown Brothers Harriman & Co. served as custodian for the Equity Income, Growth & Income, International, Opportunity, Select Growth, Special Situations and Total Return Funds. As of March 16, 2015, the Bank of New York Mellon serves as custodian for all the Funds. Certain of the Funds reduced expenses through brokerage service arrangements. For the six months ended June 30, 2015, the Equity Income, Growth & Income, Opportunity, Special Situations and Total Return Funds’ expenses were reduced by a total of $3,165 under these arrangements.

2. Trust Shares—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts for which a Fund is an investment option.

3. Security Transactions—For the six months ended June 30, 2015, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term securities and foreign currencies, were as follows:

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Equity Income	$16,526,429	$12,676,674	$ —	$ —
Fund For Income	30,666,933	27,365,062	—	—
Government	7,606,036	10,067,681	5,669,897	2,866,709
Growth & Income	58,655,735	66,131,054	—	—
International	14,444,266	13,289,096	—	—
Investment Grade	13,408,989	13,146,158	962,219	—
Limited Duration
High Quality Bond	3,349,071	2,151,046	220,064	501,210
Opportunity	12,471,972	6,401,815	—	—
Real Estate	3,512,688	207,608	—	—
Select Growth	13,727,856	12,537,724	—	—
Special Situations	47,325,022	51,267,814	—	—
Target Maturity 2015	1,128,756	2,723,682	—	—
Total Return	8,768,122	4,430,786	351,803	503,687

117

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2015

At June 30, 2015, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Equity Income	$ 80,231,025	$ 29,237,353	$1,833,667	$ 27,403,686
Fund For Income	97,537,614	1,371,712	1,885,139	(513,427)
Government	29,819,461	367,088	499,876	(132,788)
Growth & Income	297,014,868	203,984,363	8,433,267	195,551,096
International	98,253,754	37,925,170	2,894,553	35,030,617
Investment Grade	60,883,998	1,103,748	967,352	136,396
Limited Duration
High Quality Bond	3,347,748	1,646	24,777	(23,131)
Opportunity	30,064,837	5,338,033	1,043,430	4,294,603
Real Estate	3,303,548	1,258	209,134	(207,876)
Select Growth	33,979,824	12,178,416	642,826	11,535,590
Special Situations	172,829,281	51,446,945	5,226,199	46,220,746
Target Maturity 2015	15,944,640	269,631	—	269,631
Total Return	31,224,505	2,631,424	872,742	1,758,682

4. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO and its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended June 30, 2015, total trustee fees accrued by the Funds amounted to $34,867.

The Investment Advisory Agreement provides as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended June 30, 2015, FIMCO has voluntarily waived advisory fees in the amount of $22,790 on Government Fund, $47,258 on Investment Grade Fund, $2,248 on Limited Duration High Quality Bond Fund and $12,600 on Target Maturity 2015 Fund in order to limit the advisory fees on these Funds to .60% of their average daily net assets. During the six months ended June 30, 2015, FIMCO has voluntarily waived the Cash Management Fund’s entire advisory fee of $28,745 and assumed $11,320 of other Fund expenses to prevent a negative yield on the Fund’s shares. For the six months ended June 30, 2015, total advisory fees accrued to FIMCO were $4,796,235 of which $113,641 was voluntarily waived by FIMCO as noted above.

118

Muzinich & Co., Inc. serves as investment subadviser to Fund For Income, Vontobel Asset Management, Inc. serves as investment subadviser to International Fund and Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid. At June 30, 2015, the Fund For Income held one hundred thirty-four 144A securities with an aggregate value of $37,921,664 representing 37.8% of the Fund’s net assets, the Government Fund held one 144A security with a value of $185,745 representing .6% of the Fund’s net assets, the Investment Grade Fund held nineteen 144A securities with an aggregate value of $7,021,757 representing 11.2% of the Fund’s net assets, the Limited Duration High Quality Bond Fund held one 144A security with a value of $114,197 representing 3.3% of the Fund’s net assets and the Total Return Fund held six 144A securities with an aggregate value of $639,206 representing 1.9% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, these Section 4(2) securities are deemed to be liquid. At June 30, 2015, the Cash Management Fund held seven Section 4(2) securities with an aggregate value of $2,299,501 representing 33.4% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

6. Derivatives—Some of the Funds may invest in derivatives such as futures contracts and options on futures contracts (“options”), to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

119

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2015

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the six months ended June 30, 2015, the Funds had no investments in interest rate futures contracts or options.

7. High Yield Credit Risk—The investments of Fund For Income in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because

120

such securities are generally unsecured and are often subordinated to other creditors of the issuer.

8. Litigation—The Blue Chip and Equity Income Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the “Committee”). The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Equity Income Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding brought by the Committee has been transferred to the Southern District of New York and administratively consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Equity Income Funds were named as defendants in a lawsuit brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Bondholder Plaintiffs”) in the Supreme Court of the State of New York. The Blue Chip and Equity Income Funds have also been named in a similar suit filed on behalf of participants in Tribune defined-compensation plans (the “Retiree Plaintiffs”). As with the Bondholder Plaintiffs and the Committee, the Retiree Plaintiffs seek to recover payments of the proceeds of the LBO. (All of these suits have been removed to the United States District Court for the Southern District of New York and administratively consolidated with other substantially similar suits against other former Tribune shareholders (the “MDL Proceeding”)). On September 23, 2013, the Judge in the MDL Proceeding dismissed various state law constructive fraudulent transfer suits, resulting in the Funds being dismissed from the Bondholder and Retiree Plaintiffs’ actions. On September 30, 2013, counsel for the plaintiffs in those suits appealed the MDL Judge’s dismissal ruling to the Second Circuit. The extent of the Funds’ potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held

121

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2015

liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Equity Income Fund received proceeds of $376,754 in connection with the LBO, representing 0.34% of its net assets as of June 30, 2015. The Blue Chip Fund received proceeds of $288,456 in connection with the LBO, representing 0.06% of the net assets of Growth & Income Fund as of June 30, 2015. The Equity Income and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

9. Subsequent Events—Subsequent events occurring after June 30, 2015 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

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123

Financial Highlights
FIRST INVESTORS LIFE SERIES FUNDS

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31 except as otherwise indicated.

			PER SHARE DATA								RATIOS/SUPPLEMENTAL DATA
					Less Distributions											Ratio to Average Net
		Investment Operations			from							Ratio to Average				Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Net Assets**				Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,			Net Assets	Expenses		Net				Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End	Total		End of Period	Before Fee		Investment				Investment	Turnover
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return	*	(in millions )	Credits	***	Income		Expenses	***	Income (Loss )	Rate

CASH MANAGEMENT FUND
2010	$ 1.00	—	—	—	—	—	—	$ 1.00	.00%		$ 12.23		%(a)	.00%		1.04%		(.81)%	N/A
2011	1.00	—	—	—	—	—	—	1.00	.00		12.13		(a)	.00		.99		(.86)	N/A
2012	1.00	—	—	—	—	—	—	1.00	.00		12.12		(a)	.00		.99		(.87)	N/A
2013	1.00	—	—	—	—	—	—	1.00	.00		11.10		(a)	.00		.99		(.89)	N/A
2014	1.00	—	—	—	—	—	—	1.00	.00		10.08		(a)	.00		.99		(.91)	N/A
2015(h)	1.00	—	—	—	—	—	—	1.00	.00	††	7.10		(a)†	.00	†	1.14	†	(1.04)†	N/A

EQUITY INCOME FUND(b)
2010	$13.46	$.31	$1.58	$ 1.89	$.29	$ —	$ .29	$15.06	14.32%		$ 71.86%			2.25%		N/A		N/A	21%
2011	15.06	.30	(.06)	.24	.31	—	.31	14.99	1.53		69.87			1.94		N/A		N/A	32
2012	14.99	.38	1.29	1.67	.30	—	.30	16.36	11.20		74.87			2.37		N/A		N/A	39
2013	16.36	.36	4.55	4.91	.38	—	.38	20.89	30.53		99.82			1.97		N/A		N/A	31
2014	20.89	.35	1.28	1.63	.36	.87	1.23	21.29	8.26		110.81			1.76		N/A		N/A	25
2015(h)	21.29	.19	(.04)	.15	.35	.75	1.10	20.34	.60	††	110.82		†	1.87	†	N/A		N/A	12	††

FUND FOR INCOME(c)
2010	$ 6.24	$.48	$ .31	$ .79	$.49	—	$ .49	$ 6.54	13.71%		$ 71.87%			7.43%		N/A		N/A	71%
2011	6.54	.43	(.07)	.36	.48	—	.48	6.42	5.66		74.88			6.68		N/A		N/A	63
2012	6.42	.41	.42	.83	.44	—	.44	6.81	13.51		84.88			6.11		N/A		N/A	61
2013	6.81	.36	.09	.45	.42	—	.42	6.84	6.88		95.88			5.37		N/A		N/A	56
2014	6.84	.34	(.28)	.06	.37	—	.37	6.53	.79		99.85			4.88		N/A		N/A	41
2015(h)	6.53	.15	.03	.18	.36	—	.36	6.35	2.68	††	100.86		†	4.90	†	N/A		N/A	28	††

GOVERNMENT FUND
2010	$10.29	$.32	$ .16	$ .48	$.42	—	$ .42	$10.35	4.82%		$ 28.78%			3.11%		.93%		2.96%	54%
2011	10.35	.28	.26	.54	.36	—	.36	10.53	5.41		29.81			2.70		.96		2.55	33
2012	10.53	.20	—	.20	.31	—	.31	10.42	1.95		32.75			2.10		.90		1.95	46
2013	10.42	.18	(.43)	(.25)	.27	—	.27	9.90	(2.47)		30.76			1.76		.91		1.61	118
2014	9.90	.18	.13	.31	.26	—	.26	9.95	3.14		31.74			1.82		.89		1.67	103
2015(h)	9.95	.08	(.10)	(.02)	.23	—	.23	9.70	(.27	)††	30.77		†	1.71	†	.92	†	1.56 †	43	††

GROWTH & INCOME FUND
2010	$24.69	$.50	$3.45	$ 3.95	$.27	$ —	$ .27	$28.37	16.19%		$207.82%			1.91%		N/A		N/A	27%
2011	28.37	.44	.25	.69	.50	—	.50	28.56	2.37		321.81			1.51		N/A		N/A	26
2012	28.56	.61	4.35	4.96	.44	—	.44	33.08	17.45		357.80			1.87		N/A		N/A	21
2013	33.08	.53	11.89	12.42	.61	—	.61	44.89	38.06		474.79			1.34		N/A		N/A	23
2014	44.89	.54	2.82	3.36	.53	.29	.82	47.43	7.65		493.78			1.18		N/A		N/A	21
2015(h)	47.43	.31	.90	1.21	.55	2.50	3.05	45.59	2.45	††	493.78		†	1.31	†	N/A		N/A	12	††

124	125

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

			PER SHARE DATA								RATIOS/SUPPLEMENTAL DATA
					Less Distributions												Ratio to Average Net
		Investment Operations			from								Ratio to Average				Assets Before Expenses
													Net Assets**				Waived or Assumed
	Net Asset	Net	Net Realized					Net Asset											Net
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,			Net Assets		Expenses		Net				Investment		Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End	Total		End of Period		Before Fee		Investment				Income		Turnover
	of Period	(Loss )	Investments	Operations	Income	Gains	Distributions	of Period	Return	*	(in millions	)	Credits	***	Income (Loss	)	Expenses	***	(Loss	)	Rate

INTERNATIONAL FUND
2010	$14.72	$ .34	$1.64	$1.98	$ —	—	$ —	$16.70	13.45%		$109.99%				2.15%		N/A		N/A		35%
2011	16.70	.39	(.29)	.10	.36	—	.36	16.44	.64		106.96				2.26		N/A		N/A		32
2012	16.44	.28	3.12	3.40	.27	—	.27	19.57	20.85		122.94				1.53		N/A		N/A		41
2013	19.57	.24	1.08	1.32	.27	—	.27	20.62	6.77		128.92				1.21		N/A		N/A		35
2014	20.62	.23	.26	.49	.23	—	.23	20.88	2.39		131.92				1.10		N/A		N/A		28
2015(h)	20.88	.18	.39	.57	.23	—	.23	21.22	2.72	††	134.89			†	1.72	†	N/A		N/A		10	††

INVESTMENT GRADE FUND
2010	$10.35	$ .51	$ .41	$ .92	$.53	—	$.53	$10.74	9.26%		$ 43.73%				4.62%		.88%		4.47%		55%
2011	10.74	.47	.17	.64	.52	—	.52	10.86	6.23		47.71				4.17		.86		4.02		29
2012	10.86	.43	.76	1.19	.48	—	.48	11.57	11.23		57.70				3.73		.85		3.58		28
2013	11.57	.42	(.51)	(.09)	.45	—	.45	11.03	(.80)		59.70				3.49		.85		3.34		39
2014	11.03	.42	.21	.63	.46	—	.46	11.20	5.86		63.69				2.78		.84		2.63		45
2015(h)	11.20	.18	(.19)	(.01)	.47	—	.47	10.72	(.17	)††	63.69			†	3.14	†	.84	†	2.99	†	21	††

LIMITED DURATION HIGH QUALITY BOND FUND
2014(f)	$10.00	$(.13)	$(.13)	$(.26)	—	—	—	$ 9.74	(2.60	)%††	$ 3		5.82	%†	(4.25	)%†	5.97	%†	(4.40	)%†	11	%††
2015(h)	9.74	(.01)	(.02)	(.03)	—	—	—	9.71	(.31	)††	3		1.70	†	(.37	)†	1.85	†	(.52	)†	90	††

OPPORTUNITY FUND
2012(e)	$10.00	$(.05)	$ .11	$ .06	$ —	$ —	$ —	$10.06	.60	%††	$ 1		16.84	%†	(13.27	)%†	N/A		N/A		0	%††
2013	10.06	(.04)	4.06	4.02	—	—	—	14.08	39.96		14		2.28		(.79)		N/A		N/A		32
2014	14.08	.03	.78	.81	—	.01	.01	14.88	5.73		27		1.01		.31		N/A		N/A		31
2015(h)	14.88	.03	.87	.90	.03	—	.03	15.75	6.06	††	36.91			†	.48	†	N/A		N/A		21	††

REAL ESTATE FUND
2015(g)	$10.00	$ .04	$(.65)	$(.61)	—	—	—	$ 9.39	(6.10	)%††	$ 3		2.51	%†	2.58	%†	N/A		N/A		7	%††

SELECT GROWTH FUND
2010	$ 6.66	$ .01	$1.39	$1.40	$.01	$ —	$.01	$ 8.05	21.10%		$ 14.98%				.20%		N/A		N/A		87%
2011	8.05	.01	.41	.42	.01	—	.01	8.46	5.25		18.90				.07		N/A		N/A		61
2012	8.46	.05	1.08	1.13	.01	—	.01	9.58	13.30		24.87				.61		N/A		N/A		52
2013	9.58	.04	3.12	3.16	.05	—	.05	12.69	33.15		35.85				.43		N/A		N/A		64
2014	12.69	.05	1.66	1.71	.05	.01	.06	14.34	13.53		44.83				.43		N/A		N/A		37
2015(h)	14.34	.05	.65	.70	.05	.78	.83	14.21	4.91	††	47.83			†	.69	†	N/A		N/A		28	††

126	127

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

				PER SHARE DATA								RATIOS/SUPPLEMENTAL DATA
						Less Distributions												Ratio to Average Net
		Investment Operations				from								Ratio to Average				Assets Before Expenses
														Net Asset **				Waived or Assumed
	Net Asset	Net		Net Realized					Net Asset
	Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets		Expenses		Net				Net		Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment	Realized	Total	End	Total		End of Period		Before Fee		Investment				Investment		Turnover
	of Period	(Loss	)	Investments	Operations	Income	Gains	Distributions	of Period	Return	*	(in millions	)	Credits	***	Income (Loss	)	Expenses	***	Income		Rate

SPECIAL SITUATIONS FUND(d)
2010	$25.02	$ .16		$6.43	$6.59	$.22	$ —	$ .22	$31.39	26.57%		$152.83%				.59%		N/A		N/A		64%
2011	31.39	.20		.51	.71	.16	—	.16	31.94	2.24		150.81				.61		N/A		N/A		59
2012	31.94	.34		2.88	3.22	.20	3.39	3.59	31.57	10.01		160.81				1.07		N/A		N/A		61
2013	31.57	.19		9.11	9.30	.34	1.56	1.90	38.97	30.88		201.82				.53		N/A		N/A		108
2014	38.97	.22		1.82	2.04	.18	6.61	6.79	34.22	6.30		209.80				.66		N/A		N/A		41
2015(h)	34.22	.05		2.69	2.74	.22	1.51	1.73	35.23	8.17	††	222.81			†	.27	†	N/A		N/A		22	††

TARGET MATURITY 2015 FUND
2010	$15.45	$ .63		$ .66	$1.29	$.64	$ .08	$ .72	$16.02	8.58%		$ 28.71%				3.87%		.86%		3.72%		4%
2011	16.02	.65		.44	1.09	.62	.22	.84	16.27	7.14		26.72				3.87		.87		3.72		0
2012	16.27	.66		(.53)	.13	.66	.16	.82	15.58	.84		24.73				4.00		.88		3.85		0
2013	15.58	.70		(.72)	(.02)	.68	.22	.90	14.66	(.20)		21.75				4.28		.90		4.13		0
2014	14.66	.71		(.71)	—	.71	.28	.99	13.67	.03		18.74				4.60		.89		4.45		0
2015(h)	13.67	.32		(.34)	(.02)	.69	.17	.86	12.79	(.18	)††	16.75			†	4.70	†	.90	†	4.55	†	7	††

TOTAL RETURN FUND
2012(e)	$10.00	$(.05)		$ (.02)	$ (.07)	$ —	—	$ —	$ 9.93	(.70	)%††	$ 1		16.99	%†	(14.84	)%†	N/A		N/A		64	%††
2013	9.93	—		1.69	1.69	—	—	—	11.62	17.02		13		1.93		.16		N/A		N/A		14
2014	11.62	.09		.60	.69	.01	—	.01	12.30	5.97		29.96				.96		N/A		N/A		53
2015(h)	12.30	.07		.09	.16	.13	—	.13	12.33	1.26	††	33.93			†	1.12	†	N/A		N/A		17	††

*	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
**	Net of expenses waived or assumed by the investment adviser (Note 4).
***	The ratios do not include a reduction of expenses from cash balances maintained with the Bank of
New York Mellon or from brokerage service arrangements (Note 1G).
†	Annualized
††	Not annualized
(a)	For each of the periods shown, FIMCO voluntarily waived advisory fees to limit the Fund’s overall expense ratio to .60% and waived additional advisory fees and assumed other expenses to prevent a negative yield on the Funds’ shares (Note 4).
(b)	Prior to September 4, 2012, known as Value Fund.
(c)	Prior to December 17, 2012, known as High Yield Fund.
(d)	Prior to December 17, 2012, known as Discovery Fund.
(e)	For the period December 17, 2012 (commencement of operations) to December 31, 2012.
(f)	For the period July 1, 2014 (commencement of operations) to December 31, 2014.
(g)	For the period May 1, 2015 (commencement of operations) to June 30, 2015.
(h)	For the period January 1, 2015 to June 30, 2015.

See notes to financial statements
128		129

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Life Series Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the fourteen Funds comprising First Investors Life Series Funds, as of June 30, 2015, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the fourteen Funds comprising First Investors Life Series Funds, as of June 30, 2015, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 26, 2015

130

Board Considerations of Advisory Contracts and Fees
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Annual Consideration of the Investment Advisory Agreements and the Sub-Advisory Agreements with Muzinich & Co., Inc., Smith Group Asset Management, LP and Vontobel Asset Management, Inc.

The First Investors Life Series Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser and, as applicable, sub-advisers, on behalf of each of the Trust’s funds, can remain in effect after an initial term of no greater than two years only if they are renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement (or sub-advisory agreements, as applicable) or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled and two informal meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement (or sub-advisory agreements, as applicable). In particular, the Board and its standing committees also consider at each meeting at least certain of the factors that are relevant to the annual renewal of each fund’s advisory agreement (or sub-advisory agreements, as applicable), including investment performance, sub-adviser updates and reviews, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring, and the services and support provided to each fund and its shareholders. In addition, the Board meets with representatives of each sub-adviser in person at least once per year.

On April 16, 2015 (the “April Meeting”), the Independent Trustees met in person with senior management personnel of First Investors Management Company, Inc. (“FIMCO”), the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement (or sub-advisory agreement, as applicable) with respect to each fund. The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in determining whether to continue the advisory agreement (or sub-advisory agreements, as applicable), and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the advisory agreement (or sub-advisory agreements, as applicable) outside the presence of management. As part of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract approval meeting of the Board to be held on May 21, 2015 (the “May Meeting”). In addition, Independent Legal Counsel, in conjunction with the Board,

131

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

and personnel from FIMCO reviewed each sub-adviser’s response in connection with the request for information with respect to the applicable sub-advisory agreements and requested follow-up information or clarifications from each sub-adviser, as applicable, which was provided in time for the May Meeting.

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Growth & Income Fund, Special Situations Fund, International Fund, Equity Income Fund, Select Growth Fund, Opportunity Fund, Total Return Fund, Fund For Income, Investment Grade Fund, Government Fund, Limited Duration High Quality Bond Fund, Target Maturity 2015 Fund and Cash Management Fund. In addition, at the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”) with: (1) Muzinich & Co., Inc. (“Muzinich”) with respect to the Fund For Income; (2) Smith Group Asset Management, LP (“Smith Group”) with respect to the Select Growth Fund; and (3) Vontobel Asset Management, Inc. (“Vontobel”) with respect to the International Fund. The Fund For Income, Select Growth Fund and International Fund are collectively referred to as the “Sub-Advised Funds.”

In reaching its decisions to approve the continuation of the Advisory Agreement for each Fund and the Sub-Advisory Agreements for the Sub-Advised Funds, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as a wide range of information provided specifically in relation to the renewal of the Advisory Agreement and Sub-Advisory Agreements for the April Meeting and May Meeting. Information furnished at Board and/or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance and the performance of the sub-advisers to the respective Sub-Advised Funds, presentations given by representatives of FIMCO, Muzinich, Smith Group and Vontobel and various reports on compliance and other services provided by FIMCO. In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Lipper, Inc. (“Lipper”), an independent provider of investment company data, that included, among other things, the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”). The Board also considered that FIMCO charges different fee rates to various mutual funds that have similar investment mandates and FIMCO’s explanation for these differences. Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting,

132

FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO to the Funds, including investment advisory and administrative services to the Funds including, as applicable, services in connection with selecting, overseeing and evaluating the sub-advisers; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. The Board also considered FIMCO’s and each sub-adviser’s personnel and methods, including the education, experience of key personnel, and the number of their advisory and analytical personnel; general information regarding the compensation of FIMCO’s and each sub-adviser’s advisory personnel; FIMCO’s and each sub-adviser’s investment management process; FIMCO’s and each sub-adviser’s compliance program; the time and attention of FIMCO’s and each sub-adviser’s personnel devoted to the management of the Funds; FIMCO and each sub-adviser’s cybersecurity practices and related controls; and material pending, threatened or settled litigation involving FIMCO and each sub-adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission. The Board also considered information provided by FIMCO on management’s initiatives for increasing Fund assets and new product development, enhanced sales and marketing efforts (including increasing the size of the sales force), continuing efforts as deemed practicable to reduce expenses and improve performance of the Funds, and improving the efficiency of back-office operations and services. In addition to evaluating, among other considerations, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In addition, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, Muzinich, Smith Group and Vontobel furnished, and the Board reviewed, information concerning various aspects of their respective operations, including: (1) the nature, extent and quality of services provided by Muzinich, Smith Group and Vontobel to the applicable Sub-Advised Funds; (2) the sub-advisory fee rates charged by Muzinich, Smith Group and Vontobel and a comparison of those fee rates to the fee rates of Muzinich, Smith Group and Vontobel for providing advisory services to other investment companies or accounts or compared to their standard fee schedule, as applicable, with an investment mandate similar to the applicable Sub-Advised Funds; (3) profitability and/or financial information provided

133

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

by Muzinich, Smith Group and Vontobel; and (4) any “fall out” or ancillary benefits accruing to Muzinich, Smith Group and Vontobel as a result of the relationship with each applicable Sub-Advised Fund. The Board also considered FIMCO’s representations that it found the sub-adviser responses to the information request in connection with the renewal of the Sub-Advisory Agreements to be satisfactory and raising no issues of general concern.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance from and met separately with Independent Legal Counsel during both the April Meeting and May Meeting and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements (and sub-advisory agreements, as applicable). Although the Advisory Agreement for all of the Funds and the Sub-Advisory Agreements for the Sub-Advised Funds were considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement and each Sub-Advisory Agreement are reasonable in relation to the services that are provided under each Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements with Muzinich, Smith Group and Vontobel.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts. In this connection, the Board was advised that certain key FIMCO personnel provide separately managed account services to a FIMCO-affiliated investment adviser, but that these personnel spend most of their time serving their FIMCO clients. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

134

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; (6) the implementation of Board directives as they relate to the Funds; and (7) evaluating and monitoring any sub-advisers on an ongoing basis, including, but not limited to, monitoring each sub-adviser’s investment performance, evaluating each sub-adviser’s compliance program on an annual basis and monitoring investments for compliance purposes, including monitoring each sub-adviser’s soft dollar practices, portfolio allocation and best execution. The Board also noted that FIMCO provided the same sorts of administrative and other services, except for direct management of the portfolio, for the Sub-Advised Funds as it does for the other funds. The Board noted that FIMCO provides not only advisory services, but historically also has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant incentives to portfolio managers and analysts based on Fund performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

The Board considered the nature, extent and quality of the investment management services provided by Muzinich, Smith Group and Vontobel to the applicable Sub-Advised Funds. The Board considered Muzinich’s, Smith Group’s and Vontobel’s investment management process in managing the applicable Sub-Advised Funds and the experience and capability of their respective personnel responsible for the portfolio management of the applicable Sub-Advised Funds. The Board also considered information regarding the resources and staffing in place with respect to the services provided by each sub-adviser. Additionally, with respect to the Sub-Advised Funds, the Board considered the differences in fees paid by each applicable Fund to FIMCO and the fees paid by FIMCO to each sub-adviser, as well as representations by FIMCO that these fee differentials are warranted by its ongoing services and assumption of risks.

Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO and the applicable Sub-Advised Funds by Muzinich, Smith Group and Vontobel were appropriate and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreements, as applicable, and supported approval of the Advisory Agreement and each Sub-Advisory Agreement.

135

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper. In particular, the Board reviewed the performance of each Fund over the most recent calendar year (“1-year period”) and the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund (other than the Target Maturity 2015 Fund) through April 30, 2015. The Board also reviewed the annual yield of the Government Fund, Investment Grade Fund, Fund For Income, Cash Management Fund and Target Maturity 2015 Fund over the past five years. With regard to the performance and yield information, the Board considered the performance and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield. The Board also considered FIMCO’s representations that it imposes relatively stringent limits on the ability of portfolio managers to invest in risky asset classes or employ aggressive techniques.

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund, except for the Equity Income Fund, Opportunity Fund and Government Fund, fell within one of the top three quintiles for at least one of the performance periods provided by Lipper. In particular, the Board noted that: (i) the Growth & Income Fund fell within the top three quintiles for each of the 1-year period, 3-year period and 5-year period; (ii) the International Fund fell within the first quintile for the 1-year period and 5-year period but outside of the top three quintiles for the 3-year period; (iii) the Select Growth Fund fell within the first quintile for the 1-year period and 5-year period but was in the fourth quintile for the 3-year period; (iv) the Fund For Income fell within the fourth quintile for the 1-year period and 3-year period but was in the third quintile for the 5-year period; (v) the Investment Grade Fund was in the second quintile for each of the 1-year period, 3-year period and 5-year period; (vi) the Target Maturity 2015 Fund fell within the first quintile for the 5-year period although performance for the other periods was outside of the top three quintiles; and (vii) the Cash Management fell within the third quintile for each of the 1-year period, 3-year period and 5-year period. The Board noted that Equity Income Fund’s performance was in the fourth quintile for the one-year period and the fifth quintile for the three- and five-year periods, respectively. With respect to the Equity Income Fund, the Board noted that FIMCO changed the portfolio manager for the Fund in November 2011 and that the changes

136

implemented by the new portfolio manager have led to improved performance during the one-year period. The Board noted that the Opportunity Fund’s and Total Return Fund’s performance was in the fifth quintile and second quintile, respectively, for the 1-year period, which was the only period reported due to the short operating history of each Fund. With respect to the Special Situations Fund, the Board noted that the Fund’s performance fell within the first quintile for the 1-year period, although performance for the 3-year period and 5-year period was not in the top three quintiles. However, the Board considered that FIMCO had recommended, and the Board had approved, the termination of the Special Situations Fund’s sub-adviser in September 2013 and that the Fund’s performance had improved since FIMCO began managing the Fund internally rather than using a sub-adviser. With respect to the Government Fund, the Board noted that the Fund’s performance fell outside of the top three quintiles for each of the 1-year period, 3-year period and 5-year period. However, the Board considered that FIMCO changed the portfolio manager on the Fund at the end of 2012. The Board also noted that the Limited Duration High Quality Bond Fund had not yet completed a full year of operating history and therefore no performance or yield information was provided by Lipper.

The Board also reviewed the yields of the Fund For Income, Investment Grade Fund, Government Fund, Target Maturity 2015 Fund and Cash Management Fund and noted that the yield for each such Fund fell within one of the top three quintiles for each of the past five calendar years, with the yield for the Target Maturity 2015 Fund falling within the top quintile for each of the past five calendar years and the yield for the Investment Grade and Government Funds falling within the top two quintiles for each of the past five calendar years. The Trustees also considered that, in the current market and interest-rate environment, comparative information regarding performance and fees of money market funds such as the Cash Management Fund is of relatively limited utility. Additionally, the Board considered FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement as well as under the Sub-Advisory Agreements for the Sub-Advised Funds.

The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management

137

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that FIMCO informed the Board that it intends to: (i) extend, on a voluntary basis, the existing total expense cap limitation for the Cash Management Fund until May 31, 2016; and (ii) extend, on a voluntary basis, the existing management fee caps for the Government Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund and Target Maturity 2015 Fund, respectively, until May 31, 2016. The Board also considered that, with respect to the Cash Management Fund, FIMCO was waiving all of its management fees and reimbursing a portion of other expenses to avoid a negative return for shareholders due to the historically low interest rate environment. In particular, the Board noted that: (i) the Growth & Income Fund’s contractual and actual management fees were in the fourth quintile of its Peer Group; (ii) the Special Situations Fund’s contractual and actual management fees were in the first and second quintiles, respectively, of its Peer Group; (iii) the International Fund’s contractual and actual management fees were in the first and third quintiles, respectively, of its Peer Group; (iv) the Equity Income Fund’s contractual and actual management fees were in the third quintile of its Peer Group; (v) the Select Growth Fund’s contractual and actual management fees were in the second and fourth quintiles, respectively, of its Peer Group; (vi) the Opportunity Fund’s contractual and actual management fees were in the second quintile of its Peer Group; (vii) the Total Return Fund’s contractual and actual management fees were in the third and fourth quintiles, respectively, of its Peer Group; (viii) the Fund For Income’s contractual and actual management fees were in the fourth quintile of its Peer Group; (ix) the Investment Grade Fund’s, Government Fund’s and Limited Duration High Quality Bond Fund’s contractual and actual management fees were in the fifth quintile of their respective Peer Groups; (x) the Target Maturity 2015 Fund’s contractual and actual management fees were in the fifth and fourth quintiles, respectively, of its Peer Group; and (xi) the Cash Management Fund’s contractual and actual management fees were in the fifth and first quintiles, respectively, of its Peer Group.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio, taking into account FIMCO’s expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management fees) to other funds in its Peer Group, including on a

138

quintile basis. In particular, the Board noted that: (i) the total expense ratio for each Fund except the Special Situations Fund, International Fund, Equity Income Fund and Cash Management Fund was not in the top three quintiles of their respective Peer Groups; and (ii) the ratio of the sum of actual management and other non-management fees for each Fund except the Special Situations Fund, International Fund, Equity Income and Cash Management Fund was not in the top three quintiles of their respective Peer Groups. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that Lipper expense comparisons do not take into account the size of a fund complex, and as a result, in certain cases the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Lipper’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Lipper’s methodology, the Board believed that the data provided by Lipper was a generally appropriate measure of comparative expenses.

In considering the sub-advisory fee rates charged by and costs and profitability of Muzinich, Smith Group and Vontobel with regard to the respective Sub-Advised Funds, the Board noted that FIMCO pays Muzinich, Smith Group or Vontobel, as the case may be, a sub-advisory fee from its own advisory fee rather than each Fund paying Muzinich, Smith Group or Vontobel a fee directly. The Board also considered arrangements pursuant to which Muzinich, Smith Group and Vontobel (but not the Sub-Advised Funds) each pays a portion of its sub-advisory fee to a solicitor that introduced each such subadviser to FIMCO. Muzinich, Smith Group and Vontobel provided, and the Board reviewed, information comparing the fees charged by Muzinich, Smith Group and Vontobel for services to the respective Sub-Advised Funds versus the fee rates of Muzinich, Smith Group and Vontobel for providing advisory services to other comparable investment companies or accounts or compared to their standard fee schedule, as applicable. Based on a review of this information, the Board noted that the fees charged by Muzinich, Smith Group and Vontobel for services to each applicable Sub-Advised Fund appeared competitive to the fees Muzinich, Smith Group and Vontobel charge to their other comparable investment companies or accounts or compared to their standard fee schedule, as applicable.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis and the Board concluded that each Fund’s management fees appeared reasonable in relation to the services and benefits provided to each Fund.

139

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2014, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements and noted FIMCO’s analysis that its profit margin is significantly lower than the average of, and lower overall than any of, such publicly-traded managers. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds, which are discussed below. Based on the information provided, the Board also noted that FIMCO operates the Cash Management Fund at a loss. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds and concluded that the level of profitability to FIMCO of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to FIMCO by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreement for any of the Funds. The Board also considered the profitability and/or financial information provided by Muzinich, Smith Group and Vontobel.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale as each Fund’s assets increase.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO, Muzinich, Smith Group and Vontobel as a result of their relationship with the Funds. In that regard, the Board considered the fact that FIMCO, Smith Group and Vontobel may receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO and these two sub-advisers must select brokers based on each Fund’s requirements for seeking best execution. The Board also considered the fact that Muzinich does not engage in any soft dollar arrangements.

* * *

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and each Sub-Advisory Agreement.

140

FIRST INVESTORS LIFE SERIES FUNDS
Trustees and Officers

Trustees

Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers

William Lipkus
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

141

FIRST INVESTORS LIFE SERIES FUNDS

Shareholder Information

Investment Adviser	Custodian
First Investors Management	The Bank of New York Mellon
Company, Inc.	One Wall Street
40 Wall Street	New York, NY 10286
New York, NY 10005

Subadviser	Transfer Agent
(Fund For Income)	Administrative Data Management Corp.
Muzinich & Co., Inc.	Raritan Plaza I – 8th Floor
450 Park Avenue	Edison, NJ 08837-3620
New York, NY 10022

Subadviser	Independent Registered
(International Fund)	Public Accounting Firm
Vontobel Asset Management, Inc.	Tait, Weller & Baker LLP
1540 Broadway	1818 Market Street
New York, NY 10036	Philadelphia, PA 19103

Subadviser	Legal Counsel
(Select Growth Fund)	K&L Gates LLP
Smith Asset Management Group, L.P.	1601 K Street, N.W.
100 Crescent Court	Washington, D.C. 20006
Dallas, TX 75201

142

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

143

NOTES

144

NOTES

145

First Investors

40 Wall Street
New York, NY 10005

LIFESAR

Item 2.	Code of Ethics

Not applicable for semi-annual report

Item 3.	Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4.	Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)   Code of Ethics - Not applicable for semi-annual report

(a)(2)   Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)       Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By	/S/	WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/	WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	August 27, 2015